UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09255

Wells Fargo Variable Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor,

San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2013

ITEM 1. PORTFOLIO OF INVESTMENTS

Wells Fargo Advantage VT Discovery Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 97.19%
Consumer Discretionary : 14.91%
Auto Components : 0.76%
BorgWarner Incorporated «†	12,400	$959,016

Automobiles : 1.22%
Tesla Motors Incorporated «†	40,288	1,526,512

Hotels, Restaurants & Leisure : 1.07%
Panera Bread Company Class A †	8,088	1,336,461

Household Durables : 0.29%
Jarden Corporation «†	8,449	362,040

Internet & Catalog Retail : 1.31%
Expedia Incorporated	27,400	1,644,274

Leisure Equipment & Products : 0.92%
LeapFrog Enterprises Incorporated «†	134,800	1,153,888

Media : 1.04%
AMC Networks Incorporated Class A †	20,600	1,301,508

Specialty Retail : 4.75%
Chico’s FAS Incorporated	81,500	1,369,200
DSW Incorporated Class A	23,793	1,517,993
GNC Holdings Incorporated Class A «	42,719	1,678,002
Lumber Liquidators Holdings Incorporated †	19,800	1,390,356
		5,955,551

Textiles, Apparel & Luxury Goods : 3.55%
Movado Group Incorporated	19,900	667,048
PVH Corporation	19,000	2,029,390
Under Armour Incorporated Class A «†	34,100	1,745,920
		4,442,358

Consumer Staples : 2.85%
Beverages : 1.45%
Constellation Brands Incorporated Class A †	38,100	1,815,084

Food Products : 1.40%
Annie’s Incorporated «†	32,787	1,254,431
Boulder Brands Incorporated «†	55,500	498,390
		1,752,821

Energy : 3.50%
Oil, Gas & Consumable Fuels : 3.50%
Cabot Oil & Gas Corporation	18,000	1,216,980
Gulfport Energy Corporation †	21,699	994,465
Oasis Petroleum Incorporated «†	24,300	925,101
PDC Energy Incorporated «†	25,200	1,249,164
		4,385,710

1

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage VT Discovery Fund

Security name	Shares	Value
Financials : 5.77%
Capital Markets : 1.52%
Affiliated Managers Group Incorporated †	12,400	$1,904,268

Commercial Banks : 0.44%
Texas Capital Bancshares Incorporated †	13,600	550,120

Diversified Financial Services : 1.45%
IntercontinentalExchange Incorporated †	11,100	1,810,077

Real Estate Management & Development : 2.36%
CBRE Group Incorporated †	79,800	2,014,950
Zillow Incorporated Class A «†	17,300	945,791
		2,960,741

Health Care : 16.33%
Biotechnology : 6.16%
Achillion Pharmaceuticals Incorporated «†	68,100	595,194
BioMarin Pharmaceutical Incorporated †	26,257	1,634,761
Cepheid Incorporated «†	31,465	1,207,312
Cubist Pharmaceuticals Incorporated «†	31,234	1,462,376
Onyx Pharmaceuticals Incorporated †	21,300	1,892,718
Orexigen Therapeutics Incorporated «†	93,900	586,875
Synageva BioPharma Corporation †	6,200	340,504
		7,719,740

Health Care Equipment & Supplies : 3.68%
Align Technology Incorporated «†	32,400	1,085,724
HeartWare International Incorporated †	7,000	619,010
Sirona Dental Systems Incorporated †	18,800	1,386,124
Thoratec Corporation †	23,869	895,088
Wright Medical Group Incorporated †	26,200	623,822
		4,609,768

Health Care Providers & Services : 3.07%
Catamaran Corporation †	40,800	2,163,624
Team Health Holdings Incorporated †	46,300	1,684,394
		3,848,018

Health Care Technology : 1.02%
athenahealth Incorporated «†	13,200	1,280,928

Life Sciences Tools & Services : 1.33%
Bruker BioSciences Corporation †	87,000	1,661,700

Pharmaceuticals : 1.07%
Auxilium Pharmaceuticals Incorporated †	46,300	800,064
Santarus Incorporated †	31,100	538,963
		1,339,027

Industrials : 24.18%
Aerospace & Defense : 3.34%
TransDigm Group Incorporated	14,800	2,263,216
Triumph Group Incorporated	24,500	1,923,250
		4,186,466

2

Wells Fargo Advantage VT Discovery Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Shares	Value
Airlines : 1.74%
Copa Holdings SA Class A	18,200	$2,176,902

Building Products : 2.20%
Fortune Brands Home & Security Incorporated †	45,800	1,714,294
Owens Corning Incorporated †	26,400	1,040,952
		2,755,246

Commercial Services & Supplies : 1.52%
Clean Harbors Incorporated «†	32,700	1,899,543

Construction & Engineering : 1.41%
Quanta Services Incorporated †	61,600	1,760,528

Electrical Equipment : 0.72%
Regal-Beloit Corporation	11,031	899,688

Machinery : 5.17%
Chart Industries Incorporated «†	17,100	1,368,171
Colfax Corporation «†	30,018	1,397,038
Graco Incorporated	30,900	1,793,127
Wabtec Corporation	18,800	1,919,668
		6,478,004

Professional Services : 3.01%
Advisory Board Company †	34,000	1,785,680
Verisk Analytics Incorporated Class A †	32,200	1,984,486
		3,770,166

Road & Rail : 3.92%
Hertz Global Holdings Incorporated «†	98,100	2,183,706
Kansas City Southern	24,600	2,728,140
		4,911,846

Trading Companies & Distributors : 1.15%
WESCO International Incorporated «†	19,900	1,444,939

Information Technology : 23.94%
Computers & Peripherals : 0.91%
Stratasys Limited «†	15,328	1,137,644

Electronic Equipment, Instruments & Components : 2.74%
FEI Company «	25,700	1,658,935
IPG Photonics Corporation «	26,800	1,779,788
		3,438,723

Internet Software & Services : 4.69%
Angie’s List Incorporated «†	58,479	1,155,545
CoStar Group Incorporated «†	14,500	1,587,170
ExactTarget Incorporated †	62,176	1,446,836
Mercadolibre Incorporated «	10,900	1,052,504
Rackspace Hosting Incorporated «†	12,600	636,048
		5,878,103

IT Services : 4.37%
Alliance Data Systems Corporation «†	17,000	2,752,130
CoreLogic Incorporated †	35,633	921,469

3

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage VT Discovery Fund

Security name			Shares	Value
IT Services (continued)
Vantiv Incorporated Class A «†			75,656	$1,796,073
				5,469,672

Semiconductors & Semiconductor Equipment : 0.56%
EZchip Semiconductor Limited «†			29,200	704,596

Software : 10.67%
ACI Worldwide Incorporated «†			37,200	1,817,592
Aspen Technology Incorporated †			85,100	2,747,879
BroadSoft Incorporated «†			43,416	1,149,222
CommVault Systems Incorporated †			26,300	2,156,074
Fortinet Incorporated †			40,734	964,581
Guidewire Software Incorporated †			44,900	1,725,956
ServiceNow Incorporated «†			38,286	1,385,953
Splunk Incorporated †			35,349	1,415,020
				13,362,277

Materials : 2.80%
Chemicals : 1.71%
Airgas Incorporated			21,600	2,141,856

Construction Materials : 1.09%
Headwaters Incorporated †			125,663	1,369,727

Telecommunication Services : 2.91%
Wireless Telecommunication Services : 2.91%
SBA Communications Corporation Class A «†			50,584	3,643,061

Total Common Stocks (Cost $97,396,808)				121,748,597

		Yield
Short-Term Investments : 33.69%
Investment Companies : 33.69%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13%	3,214,233	3,214,233
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.18	38,981,125	38,981,125
Total Short-Term Investments (Cost $42,195,358)				42,195,358

Total investments in securities (Cost $139,592,166)*	130.88%			163,943,955
Other assets and liabilities, net	(30.88)			(38,678,879)

Total net assets	100.00%			$125,265,076

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $140,240,512 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$25,732,228
Gross unrealized depreciation	(2,028,785)

Net unrealized appreciation	$23,703,443

4

Wells Fargo Advantage VT Discovery Fund (the “Fund”)

Notes to Portfolio of Investments – March 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$121,748,597	$0	$0	$121,748,597
Short-term investments
Investment companies	3,214,233	38,981,125	0	42,195,358

	$124,962,830	$38,981,125	$0	$163,943,955

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — March 31, 2013 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 59.23%
Consumer Discretionary : 6.95%
Auto Components : 0.21%
BorgWarner Incorporated «†	431	$33,334
Delphi Automotive plc	1,093	48,529
Johnson Controls Incorporated	2,550	89,429
The Goodyear Tire & Rubber Company †	915	11,538
		182,830

Automobiles : 0.27%
Ford Motor Company	14,615	192,187
Harley-Davidson Incorporated	842	44,879
		237,066

Distributors : 0.05%
Genuine Parts Company «	577	45,006

Diversified Consumer Services : 0.04%
Apollo Group Incorporated Class A †	373	6,486
H&R Block Incorporated	1,011	29,744
		36,230

Hotels, Restaurants & Leisure : 1.07%
Carnival Corporation	1,656	56,801
Chipotle Mexican Grill Incorporated †	115	37,475
Darden Restaurants Incorporated	482	24,910
International Game Technology	985	16,253
Marriott International Incorporated Class A	908	38,345
McDonald’s Corporation	3,737	372,540
Starbucks Corporation	2,792	159,032
Starwood Hotels & Resorts Worldwide Incorporated	722	46,013
Wyndham Worldwide Corporation	509	32,820
Wynn Resorts Limited	297	37,173
Yum! Brands Incorporated	1,680	120,859
		942,221

Household Durables : 0.21%
D.R. Horton Incorporated «	1,042	25,321
Garmin Limited	408	13,480
Harman International Industries Incorporated	253	11,291
Leggett & Platt Incorporated «	532	17,971
Lennar Corporation	615	25,510
Newell Rubbermaid Incorporated	1,067	27,849
Pulte Homes Incorporated †	1,268	25,664
Whirlpool Corporation	293	34,709
		181,795

Internet & Catalog Retail : 0.65%
Amazon.com Incorporated †	1,355	361,094
Expedia Incorporated	348	20,883
Netflix Incorporated †	208	39,397
priceline.com Incorporated †	186	127,955
TripAdvisor Incorporated †	410	21,533
		570,862

PORTFOLIO OF INVESTMENTS — March 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND

Security name	Shares	Value
Leisure Equipment & Products : 0.09%
Hasbro Incorporated «	427	$18,762
Mattel Incorporated	1,284	56,226
		74,988

Media : 2.18%
Cablevision Systems Corporation New York Group Class A «	799	11,953
CBS Corporation Class B	2,180	101,784
Comcast Corporation Class A	9,835	413,168
DIRECTV Group Incorporated †	2,135	120,862
Discovery Communications Incorporated Class A «†	914	71,968
Gannett Company Incorporated	857	18,743
Interpublic Group of Companies Incorporated	1,542	20,092
McGraw-Hill Companies Incorporated	1,046	54,476
News Corporation Class A	7,451	227,405
Omnicom Group Incorporated «	975	57,428
Scripps Networks Interactive Incorporated	321	20,653
Time Warner Cable Incorporated	1,101	105,762
Time Warner Incorporated	3,483	200,690
Viacom Incorporated Class B	1,697	104,484
Walt Disney Company	6,728	382,150
Washington Post Company Class B	17	7,599
		1,919,217

Multiline Retail : 0.47%
Dollar General Corporation †	980	49,568
Dollar Tree Incorporated †	847	41,020
Family Dollar Stores Incorporated	359	21,199
JCPenney Company Incorporated «	531	8,023
Kohl’s Corporation «	789	36,397
Macy’s Incorporated	1,473	61,630
Nordstrom Incorporated	558	30,818
Target Corporation	2,425	165,991
		414,646

Specialty Retail : 1.31%
Abercrombie & Fitch Company Class A	297	13,721
AutoNation Incorporated †	145	6,344
AutoZone Incorporated †	136	53,961
Bed Bath & Beyond Incorporated †	843	54,306
Best Buy Company Incorporated	991	21,951
CarMax Incorporated †	850	35,445
GameStop Corporation Class A «	451	12,614
Gap Incorporated	1,107	39,188
Home Depot Incorporated	5,571	388,744
Limited Brands Incorporated	891	39,792
Lowe’s Companies Incorporated	4,136	156,837
O’Reilly Automotive Incorporated †	415	42,558
PetSmart Incorporated	400	24,840
Ross Stores Incorporated	828	50,193
Staples Incorporated «	2,511	33,723
Tiffany & Company «	444	30,876
TJX Companies Incorporated	2,717	127,020
Urban Outfitters Incorporated †	408	15,806
		1,147,919

Textiles, Apparel & Luxury Goods : 0.40%
Coach Incorporated	1,046	52,290
Fossil Incorporated †	199	19,223
Nike Incorporated Class B	2,703	159,504
PVH Corporation	291	31,082

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — March 31, 2013 (UNAUDITED)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corporation	227	$38,433
VF Corporation	328	55,022
		355,554

Consumer Staples : 6.49%
Beverages : 1.44%
Beam Incorporated	598	37,997
Brown-Forman Corporation Class B «	565	40,341
Coca-Cola Enterprises Incorporated	978	36,108
Constellation Brands Incorporated Class A †	568	27,060
Dr Pepper Snapple Group Incorporated	759	35,635
Molson Coors Brewing Company	581	28,428
Monster Beverage Corporation †	537	25,636
PepsiCo Incorporated	5,748	454,724
The Coca-Cola Company	14,282	577,564
		1,263,493

Food & Staples Retailing : 1.44%
Costco Wholesale Corporation	1,624	172,323
CVS Caremark Corporation	4,588	252,294
Kroger Company	1,932	64,026
Safeway Incorporated	893	23,531
Sysco Corporation «	2,184	76,811
Wal-Mart Stores Incorporated	6,233	466,415
Walgreen Company	3,205	152,814
Whole Foods Market Incorporated	642	55,694
		1,263,908

Food Products : 1.13%
Archer Daniels Midland Company	2,454	82,773
Campbell Soup Company	668	30,300
ConAgra Foods Incorporated	1,542	55,219
Dean Foods Company †	693	12,564
General Mills Incorporated «	2,410	118,837
H.J. Heinz Company	1,195	86,363
Hormel Foods Corporation	501	20,701
JM Smucker Company	400	39,664
Kellogg Company «	931	59,984
Kraft Foods Group Incorporated	2,209	113,830
McCormick & Company Incorporated «	494	36,334
Mead Johnson Nutrition Company	755	58,475
Mondelez International Incorporated Class A	6,626	202,822
The Hershey Company	559	48,929
Tyson Foods Incorporated Class A	1,057	26,235
		993,030

Household Products : 1.32%
Clorox Company	488	43,203
Colgate-Palmolive Company	1,638	193,333
Kimberly-Clark Corporation	1,445	141,581
Procter & Gamble Company	10,179	784,394
		1,162,511

Personal Products : 0.10%
Avon Products Incorporated	1,611	33,396

PORTFOLIO OF INVESTMENTS — March 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND

Security name	Shares	Value
Personal Products (continued)
Estee Lauder Companies Incorporated Class A	893	$57,179
		90,575

Tobacco : 1.06%
Altria Group Incorporated	7,489	257,547
Lorillard Incorporated	1,414	57,055
Philip Morris International	6,140	569,239
Reynolds American Incorporated «	1,198	53,299
		937,140

Energy : 6.47%
Energy Equipment & Services : 1.11%
Baker Hughes Incorporated	1,646	76,391
Cameron International Corporation †	923	60,180
Diamond Offshore Drilling Incorporated «	259	18,016
Ensco plc Class A	866	51,960
FMC Technologies Incorporated †	886	48,190
Halliburton Company	3,472	140,304
Helmerich & Payne Incorporated	396	24,037
Nabors Industries Limited	1,084	17,582
National Oilwell Varco Incorporated	1,590	112,493
Noble Corporation	942	35,937
Rowan Companies plc †	463	16,372
Schlumberger Limited	4,950	370,706
		972,168

Oil, Gas & Consumable Fuels : 5.36%
Anadarko Petroleum Corporation	1,865	163,094
Apache Corporation	1,460	112,654
Cabot Oil & Gas Corporation	784	53,006
Chesapeake Energy Corporation	1,941	39,616
Chevron Corporation	7,239	860,138
ConocoPhillips Company	4,550	273,455
CONSOL Energy Incorporated	850	28,603
Denbury Resources Incorporated «†	1,391	25,942
Devon Energy Corporation	1,407	79,383
EOG Resources Incorporated	1,012	129,607
EQT Corporation	561	38,008
Exxon Mobil Corporation	16,695	1,504,386
Hess Corporation «	1,107	79,272
Kinder Morgan Incorporated	2,354	91,053
Marathon Oil Corporation	2,637	88,920
Marathon Petroleum Corporation	1,235	110,656
Murphy Oil Corporation	675	43,018
Newfield Exploration Company †	504	11,300
Noble Energy Incorporated	669	77,377
Occidental Petroleum Corporation	3,002	235,267
Peabody Energy Corporation	1,005	21,256
Phillips 66 Company	2,316	162,051
Pioneer Natural Resources Company «	493	61,255
QEP Resources Incorporated	665	21,174
Range Resources Corporation «	607	49,191
Southwestern Energy Company †	1,308	48,736
Spectra Energy Corporation	2,490	76,568
Tesoro Corporation	513	30,036
The Williams Companies Incorporated	2,539	95,111
Valero Energy Corporation	2,060	93,709
WPX Energy Incorporated †	746	11,951
		4,715,793

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — March 31, 2013 (UNAUDITED)

Security name	Shares	Value
Financials : 9.37%
Capital Markets : 1.24%
Ameriprise Financial Incorporated	759	$55,900
Bank of New York Mellon Corporation	4,336	121,365
BlackRock Incorporated	469	120,477
Charles Schwab Corporation «	4,095	72,441
E*TRADE Financial Corporation †	1,063	11,385
Franklin Resources Incorporated	514	77,516
Goldman Sachs Group Incorporated	1,631	240,002
Invesco Limited	1,643	47,581
Legg Mason Incorporated	427	13,728
Morgan Stanley	5,116	112,450
Northern Trust Corporation «	811	44,248
State Street Corporation	1,702	100,571
T. Rowe Price Group Incorporated	965	72,250
		1,089,914

Commercial Banks : 1.63%
Branch Banking & Trust Corporation	2,608	81,865
Comerica Incorporated «	700	25,165
Fifth Third Bancorp	3,262	53,203
First Horizon National Corporation	907	9,687
Huntington Bancshares Incorporated	3,137	23,182
KeyCorp	3,442	34,282
M&T Bank Corporation «	455	46,938
PNC Financial Services Group Incorporated	1,969	130,939
Regions Financial Corporation	5,267	43,137
SunTrust Banks Incorporated	2,008	57,850
US Bancorp	6,943	235,576
Wells Fargo & Company (l)	18,265	675,622
Zions Bancorporation	686	17,143
		1,434,589

Consumer Finance : 0.55%
American Express Company	3,581	241,574
Capital One Financial Corporation	2,169	119,187
Discover Financial Services	1,846	82,775
SLM Corporation	1,690	34,611
		478,147

Diversified Financial Services : 2.16%
Bank of America Corporation	40,318	491,073
Citigroup Incorporated	11,323	500,930
CME Group Incorporated	1,143	70,169
IntercontinentalExchange Incorporated †	270	44,029
JPMorgan Chase & Company	14,262	676,875
Leucadia National Corporation	1,093	29,981
Moody’s Corporation «	723	38,550
NASDAQ Stock Market Incorporated	439	14,180
NYSE Euronext Incorporated	906	35,008
		1,900,795

Insurance : 2.47%
ACE Limited	1,264	112,458
AFLAC Incorporated	1,743	90,671
Allstate Corporation	1,779	87,296
American International Group Incorporated †	5,501	213,549
Aon plc	1,161	71,402
Assurant Incorporated	294	13,233
Berkshire Hathaway Incorporated Class B †	6,797	708,247

PORTFOLIO OF INVESTMENTS — March 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND

Security name	Shares	Value
Insurance (continued)
Chubb Corporation	973	$85,167
Cincinnati Financial Corporation «	547	25,813
Genworth Financial Incorporated †	1,836	18,360
Lincoln National Corporation	1,011	32,969
Loews Corporation	1,154	50,857
Marsh & McLennan Companies Incorporated	2,043	77,573
MetLife Incorporated	4,075	154,932
Principal Financial Group Incorporated «	1,028	34,983
Prudential Financial Incorporated	1,732	102,171
The Hartford Financial Services Group Incorporated «	1,627	41,977
The Progressive Corporation «	2,070	52,309
The Travelers Companies Incorporated	1,409	118,624
Torchmark Corporation	349	20,870
UnumProvident Corporation	1,005	28,391
XL Group plc	1,099	33,300
		2,175,152

Real Estate Management & Development : 0.03%
CBRE Group Incorporated †	1,134	28,634

REITs : 1.25%
American Tower Corporation	1,473	113,303
Apartment Investment & Management Company Class A	544	16,679
AvalonBay Communities Incorporated	424	53,708
Boston Properties Incorporated	565	57,099
Equity Residential Corporation	1,194	65,742
HCP Incorporated	1,690	84,263
Health Care REIT Incorporated	972	66,009
Host Hotels & Resorts Incorporated «	2,708	47,363
Kimco Realty Corporation «	1,520	34,048
Plum Creek Timber Company «	605	31,581
Prologis Incorporated	1,725	68,966
Public Storage Incorporated	538	81,948
Simon Property Group Incorporated	1,169	185,357
Ventas Incorporated «	1,088	79,642
Vornado Realty Trust	631	52,777
Weyerhaeuser Company	2,032	63,764
		1,102,249

Thrifts & Mortgage Finance : 0.04%
Hudson City Bancorp Incorporated	1,772	15,310
People’s United Financial Incorporated «	1,262	16,961
		32,271

Health Care : 7.42%
Biotechnology : 1.12%
Alexion Pharmaceuticals Incorporated †	728	67,078
Amgen Incorporated	2,789	285,900
Biogen Idec Incorporated †	881	169,954
Celgene Corporation †	1,561	180,936
Gilead Sciences Incorporated †	5,673	277,580
		981,448

Health Care Equipment & Supplies : 1.29%
Abbott Laboratories	5,853	206,728
Baxter International Incorporated	2,034	147,750
Becton Dickinson & Company	723	69,126
Boston Scientific Corporation †	5,058	39,503
C.R. Bard Incorporated	283	28,521

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — March 31, 2013 (UNAUDITED)

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
CareFusion Corporation †	829	$29,007
Covidien plc	1,759	119,331
DENTSPLY International Incorporated «	532	22,567
Edwards Lifesciences Corporation «†	425	34,918
Intuitive Surgical Incorporated †	149	73,187
Medtronic Incorporated	3,769	176,992
St. Jude Medical Incorporated	1,054	42,624
Stryker Corporation	1,077	70,263
Varian Medical Systems Incorporated †	407	29,304
Zimmer Holdings Incorporated	631	47,464
		1,137,285

Health Care Providers & Services : 1.12%
Aetna Incorporated	1,222	62,469
AmerisourceBergen Corporation	857	44,093
Cardinal Health Incorporated	1,270	52,857
CIGNA Corporation	1,066	66,486
Coventry Health Care Incorporated	502	23,609
DaVita Incorporated †	314	37,237
Express Scripts Holding Corporation †	3,050	175,833
Humana Incorporated	590	40,775
Laboratory Corporation of America Holdings †	347	31,299
McKesson Corporation	868	93,709
Patterson Companies Incorporated	312	11,868
Quest Diagnostics Incorporated	589	33,249
Tenet Healthcare Corporation †	389	18,509
UnitedHealth Group Incorporated	3,819	218,485
WellPoint Incorporated	1,133	75,039
		985,517

Health Care Technology : 0.06%
Cerner Corporation †	545	51,639

Life Sciences Tools & Services : 0.27%
Agilent Technologies Incorporated	1,292	54,225
Life Technologies Corporation †	641	41,428
PerkinElmer Incorporated	424	14,263
Thermo Fisher Scientific Incorporated	1,333	101,961
Waters Corporation †	320	30,051
		241,928

Pharmaceuticals : 3.56%
AbbVie Incorporated	5,890	240,194
Actavis Incorporated †	477	43,936
Allergan Incorporated	1,146	127,928
Bristol-Myers Squibb Company	6,101	251,300
Eli Lilly & Company	3,719	211,202
Forest Laboratories Incorporated †	873	33,209
Hospira Incorporated †	616	20,223
Johnson & Johnson Services Incorporated	10,415	849,135
Merck & Company Incorporated	11,262	498,118
Mylan Laboratories Incorporated †	1,474	42,658
Perrigo Company	329	39,062
Pfizer Incorporated	26,788	773,102
		3,130,067

Industrials : 5.99%
Aerospace & Defense : 1.41%
Boeing Company	2,536	217,716

PORTFOLIO OF INVESTMENTS — March 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND

Security name	Shares	Value
Aerospace & Defense (continued)
General Dynamics Corporation	1,238	$87,291
Honeywell International Incorporated «	2,921	220,097
L-3 Communications Holdings Incorporated	335	27,108
Lockheed Martin Corporation	997	96,230
Northrop Grumman Corporation	884	62,013
Precision Castparts Corporation	545	103,343
Raytheon Company	1,212	71,253
Rockwell Collins Incorporated «	509	32,128
Textron Incorporated «	1,011	30,138
United Technologies Corporation	3,142	293,557
		1,240,874

Air Freight & Logistics : 0.45%
C.H. Robinson Worldwide Incorporated	600	35,676
Expeditors International of Washington Incorporated	769	27,461
FedEx Corporation	1,090	107,038
United Parcel Service Incorporated Class B	2,664	228,838
		399,013

Airlines : 0.04%
Southwest Airlines Company	2,713	36,571

Building Products : 0.03%
Masco Corporation	1,328	26,892

Commercial Services & Supplies : 0.34%
Avery Dennison Corporation	373	16,065
Cintas Corporation	390	17,211
Iron Mountain Incorporated	623	22,621
Pitney Bowes Incorporated «	750	11,145
Republic Services Incorporated «	1,108	36,564
Stericycle Incorporated †	321	34,084
The ADT Corporation	865	42,333
Tyco International Limited	1,737	55,584
Waste Management Incorporated	1,630	63,912
		299,519

Construction & Engineering : 0.10%
Fluor Corporation	606	40,196
Jacobs Engineering Group Incorporated †	485	27,276
Quanta Services Incorporated †	794	22,693
		90,165

Electrical Equipment : 0.40%
Eaton Corporation plc	1,756	107,555
Emerson Electric Company «	2,691	150,346
Rockwell Automation Incorporated	521	44,988
Roper Industries Incorporated	368	46,850
		349,739

Industrial Conglomerates : 1.46%
3M Company	2,365	251,423
Danaher Corporation	2,161	134,306
General Electric Company	38,746	895,808
		1,281,537

Wells Fargo Advantage VT Index Asset Allocation Fund	PORTFOLIO OF INVESTMENTS — March 31, 2013 (UNAUDITED)

Security name	Shares	Value
Machinery : 1.06%
Caterpillar Incorporated	2,441	$212,294
Cummins Incorporated	658	76,203
Deere & Company «	1,451	124,757
Dover Corporation	651	47,445
Flowserve Corporation	179	30,020
Illinois Tool Works Incorporated	1,547	94,274
Ingersoll-Rand plc	1,027	56,495
Joy Global Incorporated «	396	23,570
Paccar Incorporated «	1,317	66,588
Pall Corporation	414	28,305
Parker Hannifin Corporation	556	50,918
Pentair Limited	768	40,512
Snap-On Incorporated	217	17,946
Stanley Black & Decker Incorporated	597	48,339
Xylem Incorporated	694	19,127
		936,793

Professional Services : 0.07%
Dun & Bradstreet Corporation «	152	12,715
Equifax Incorporated	449	25,858
Robert Half International Incorporated	520	19,516
		58,089

Road & Rail : 0.51%
CSX Corporation	3,804	93,693
Norfolk Southern Corporation	1,172	90,338
Ryder System Incorporated	192	11,472
Union Pacific Corporation	1,749	249,075
		444,578

Trading Companies & Distributors : 0.12%
Fastenal Company «	1,006	51,658
W.W. Grainger Incorporated	223	50,171
		101,829

Information Technology : 10.67%
Communications Equipment : 1.14%
Cisco Systems Incorporated	19,868	415,440
F5 Networks Incorporated †	293	26,100
Harris Corporation	420	19,463
JDS Uniphase Corporation †	877	11,725
Juniper Networks Incorporated †	1,921	35,615
Motorola Solutions Incorporated	1,028	65,823
QUALCOMM Incorporated	6,402	428,614
		1,002,780

Computers & Peripherals : 2.46%
Apple Incorporated	3,500	1,549,205
Dell Incorporated	5,442	77,984
EMC Corporation †	7,841	187,321
Hewlett-Packard Company	7,276	173,460
NetApp Incorporated †	1,343	45,877
SanDisk Corporation †	901	49,555
Seagate Technology plc	1,190	43,506
Western Digital Corporation	807	40,576
		2,167,484

PORTFOLIO OF INVESTMENTS — March 31, 2013 (UNAUDITED)	Wells Fargo Advantage VT Index Asset Allocation Fund

Security name	Shares	Value
Electronic Equipment, Instruments & Components : 0.26%
Amphenol Corporation Class A	595	$44,417
Corning Incorporated	5,487	73,142
FLIR Systems Incorporated	540	14,045
Jabil Circuit Incorporated	685	12,659
Molex Incorporated	515	15,079
TE Connectivity Limited	1,567	65,704
		225,046

Internet Software & Services : 1.32%
Akamai Technologies Incorporated †	663	23,397
eBay Incorporated †	4,347	235,694
Google Incorporated Class A †	995	790,060
VeriSign Incorporated «†	569	26,902
Yahoo! Incorporated †	3,611	84,967
		1,161,020

IT Services : 2.29%
Accenture plc «	2,401	182,404
Automatic Data Processing Incorporated	1,807	117,491
Cognizant Technology Solutions Corporation Class A †	1,125	86,186
Computer Sciences Corporation	572	28,160
Fidelity National Information Services Incorporated	1,093	43,305
Fiserv Incorporated †	498	43,739
International Business Machines Corporation	3,904	832,723
MasterCard Incorporated Class A	393	212,664
Paychex Incorporated	1,206	42,294
SAIC Incorporated «	1,057	14,322
Teradata Corporation †	618	36,159
Total System Services Incorporated	599	14,843
Visa Incorporated Class A «	1,921	326,263
Western Union Company	2,120	31,885
		2,012,438

Office Electronics : 0.04%
Xerox Corporation	4,560	39,216

Semiconductors & Semiconductor Equipment : 1.17%
Advanced Micro Devices Incorporated †	2,262	5,768
Altera Corporation	1,192	42,280
Analog Devices Incorporated	1,140	52,999
Applied Materials Incorporated	4,471	60,269
Broadcom Corporation Class A	1,950	67,607
First Solar Incorporated «†	224	6,039
Intel Corporation	18,430	402,696
KLA-Tencor Corporation	619	32,646
Lam Research Corporation «†	605	25,083
Linear Technology Corporation	866	33,228
LSI Corporation †	2,048	13,885
Microchip Technology Incorporated «	728	26,761
Micron Technology Incorporated †	3,808	38,004
NVIDIA Corporation	2,328	29,845
Teradyne Incorporated «†	709	11,500
Texas Instruments Incorporated «	4,117	146,071
Xilinx Incorporated	975	37,216
		1,031,897

Software : 1.99%
Adobe Systems Incorporated †	1,859	80,885
Autodesk Incorporated †	837	34,518
BMC Software Incorporated †	490	22,702

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — March 31, 2013 (UNAUDITED)

Security name	Shares	Value
Software (continued)
CA Incorporated	1,240	$31,211
Citrix Systems Incorporated †	695	50,151
Electronic Arts Incorporated †	1,118	19,789
Intuit Incorporated	1,038	68,145
Microsoft Corporation	28,090	803,655
Oracle Corporation	13,760	444,998
Red Hat Incorporated †	720	36,403
Salesforce.com Incorporated «†	502	89,773
Symantec Corporation †	2,568	63,378
		1,745,608

Materials : 2.03%
Chemicals : 1.44%
Air Products & Chemicals Incorporated	774	67,431
Airgas Incorporated «	255	25,286
CF Industries Holdings Incorporated	235	44,737
Dow Chemical Company	4,488	142,898
E.I. du Pont de Nemours & Company	3,481	171,126
Eastman Chemical Company	574	40,105
Ecolab Incorporated	989	79,298
FMC Corporation	513	29,256
International Flavors & Fragrances Incorporated	304	23,308
LyondellBasell Industries NV Class A	1,415	89,555
Monsanto Company	1,997	210,943
Mosaic Company	1,031	61,458
PPG Industries Incorporated	532	71,256
Praxair Incorporated	1,104	123,140
Sherwin-Williams Company	320	54,045
Sigma-Aldrich Corporation «	449	34,878
		1,268,720

Construction Materials : 0.03%
Vulcan Materials Company	484	25,023

Containers & Packaging : 0.09%
Ball Corporation	557	26,502
Bemis Company Incorporated «	384	15,498
Owens-Illinois Incorporated †	611	16,283
Sealed Air Corporation	725	17,480
		75,763

Metals & Mining : 0.36%
Alcoa Incorporated «	3,985	33,952
Allegheny Technologies Incorporated	400	12,684
Cliffs Natural Resources Incorporated «	565	10,741
Freeport-McMoRan Copper & Gold Incorporated Class B	3,538	117,108
Newmont Mining Corporation	1,851	77,538
Nucor Corporation	1,184	54,642
United States Steel Corporation «	538	10,491
		317,156

Paper & Forest Products : 0.11%
International Paper Company	1,644	76,578
MeadWestvaco Corporation	655	23,777
		100,355

PORTFOLIO OF INVESTMENTS — March 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND

Security name	Shares	Value
Telecommunication Services : 1.76%
Diversified Telecommunication Services : 1.58%
AT&T Incorporated	20,463	$750,787
CenturyTel Incorporated «	2,332	81,923
Frontier Communications Corporation «	3,720	14,806
Verizon Communications Incorporated	10,651	523,497
Windstream Corporation «	2,200	17,490
		1,388,503

Wireless Telecommunication Services : 0.18%
Crown Castle International Corporation †	1,092	76,047
MetroPCS Communications Incorporated †	1,193	13,004
Sprint Nextel Corporation †	11,219	69,670
		158,721

Utilities : 2.08%
Electric Utilities : 1.13%
American Electric Power Company Incorporated	1,810	88,020
Duke Energy Corporation	2,626	190,621
Edison International	1,214	61,088
Entergy Corporation	664	41,991
Exelon Corporation	3,186	109,853
FirstEnergy Corporation	1,559	65,790
Nextera Energy Incorporated	1,579	122,657
Northeast Utilities	1,171	50,892
Pepco Holdings Incorporated	857	18,340
Pinnacle West Capital Corporation	409	23,677
PPL Corporation «	2,171	67,974
The Southern Company	3,238	151,927
		992,830

Gas Utilities : 0.06%
AGL Resources Incorporated	440	18,458
ONEOK Incorporated	763	36,372
		54,830

Independent Power Producers & Energy Traders : 0.07%
AES Corporation	2,307	28,999
NRG Energy Incorporated	1,204	31,894
		60,893

Multi-Utilities : 0.82%
Ameren Corporation	904	31,658
CenterPoint Energy Incorporated	1,594	38,192
CMS Energy Corporation «	987	27,577
Consolidated Edison Incorporated	1,091	66,584
Dominion Resources Incorporated	2,147	124,912
DTE Energy Company	643	43,943
Integrys Energy Group Incorporated «	293	17,041
NiSource Incorporated	1,160	34,034
PG&E Corporation	1,634	72,762
Public Service Enterprise Group Incorporated	1,885	64,731
SCANA Corporation	493	25,222
Sempra Energy	843	67,389
TECO Energy Incorporated	761	13,561
Wisconsin Energy Corporation	854	36,628

WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND	PORTFOLIO OF INVESTMENTS — March 31, 2013 (UNAUDITED)

Security name				Shares	Value
Multi-Utilities (continued)
Xcel Energy Incorporated				1,820	$54,050
					718,284

Total Common Stocks (Cost $36,976,977)					52,088,753

		Interest rate	Maturity date	Principal
U.S. Treasury Securities : 34.84%
U.S. Treasury Bond		2.75%	8-15-2042	$649,000	603,469
U.S. Treasury Bond		2.75	11-15-2042	453,000	420,794
U.S. Treasury Bond		3.00	5-15-2042	660,000	647,522
U.S. Treasury Bond		3.13	11-15-2041	1,729,000	1,742,778
U.S. Treasury Bond		3.13	2-15-2042	828,000	833,822
U.S. Treasury Bond		3.13	2-15-2043	335,000	336,361
U.S. Treasury Bond		3.50	2-15-2039	1,216,000	1,324,680
U.S. Treasury Bond		3.75	8-15-2041	2,115,000	2,396,229
U.S. Treasury Bond		3.88	8-15-2040	1,718,000	1,991,001
U.S. Treasury Bond		4.25	5-15-2039	1,241,000	1,527,788
U.S. Treasury Bond		4.25	11-15-2040	1,930,000	2,377,519
U.S. Treasury Bond		4.38	2-15-2038	688,000	861,610
U.S. Treasury Bond		4.38	11-15-2039	1,734,000	2,176,711
U.S. Treasury Bond		4.38	5-15-2040	1,951,000	2,450,029
U.S. Treasury Bond		4.38	5-15-2041	1,580,000	1,985,863
U.S. Treasury Bond		4.50	2-15-2036	916,000	1,165,038
U.S. Treasury Bond		4.50	5-15-2038	872,000	1,112,618
U.S. Treasury Bond		4.50	8-15-2039	1,098,000	1,404,410
U.S. Treasury Bond		4.63	2-15-2040	1,785,000	2,328,031
U.S. Treasury Bond		4.75	2-15-2037	404,000	532,586
U.S. Treasury Bond		4.75	2-15-2041	1,390,000	1,849,134
U.S. Treasury Bond		5.00	5-15-2037	421,000	574,139
Total U.S. Treasury Securities (Cost $26,117,620)					30,642,132

Short-Term Investments : 7.59%

		Yield		Shares
Investment Companies : 4.95%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13		924,400	924,400
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.18		3,429,346	3,429,346
					4,353,746

			Maturity date	Principal
U.S. Treasury Securities : 2.64%
U.S. Treasury Bill #(z)		0.06	4-4-2013	$840,000	839,994
U.S. Treasury Bill #(z)		0.06	4-25-2013	1,480,000	1,479,941
					2,319,935

Total Short-Term Investments (Cost $6,673,681)					6,673,681

Total investments in securities (Cost $69,768,278)*	101.66%				89,404,566
Other assets and liabilities, net	(1.66)				(1,459,990)

Total net assets	100.00%				$87,944,576

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate

PORTFOLIO OF INVESTMENTS — March 31, 2013 (UNAUDITED)	WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND

(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $72,834,552 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$26,230,219
Gross unrealized depreciation	(9,660,205)

Net unrealized appreciation	$16,570,014

Wells Fargo Advantage VT Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of Investments – March 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management. The Board of Trustees retains the authority to make any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$52,088,753	$0	$0	$52,088,753
U.S. Treasury securities	30,642,132	0	0	30,642,132
Short-term investments
Investment companies	924,400	3,429,346	0	4,353,746
U.S. Treasury securities	0	2,319,935	0	2,319,935

	$83,655,285	$5,749,281	$0	$89,404,566

As of March 31, 2013, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$253,396	$0	$0	$253,396

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Derivative transactions

As of March 31, 2013, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At March 31, 2013, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at March 31, 2013	Unrealized gains (losses)
6-19-2013	8 Long	30-Year U.S. Treasury Bonds	$1,155,750	$1,218
6-19-2013	154 Short	30-Year U.S. Treasury Bonds	22,248,188	(121,051)
6-20-2013	60 Long	S&P 500 Index	23,440,500	373,229

Wells Fargo Advantage VT International Equity Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 95.18%
Brazil : 0.52%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)«	87,826	$1,712,607

Canada : 5.57%
Barrick Gold Corporation (Materials, Metals & Mining)	195,698	5,748,514
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	136,171	4,219,939
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	56,756	1,700,697
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	90,967	6,824,344
		18,493,494

China : 3.72%
AutoNavi Holdings Limited ADR (Information Technology, Software)†	216,835	2,324,471
Biostime International Holdings Limited (Consumer Staples, Food Products)	368,000	1,917,617
Industrial & Commercial Bank of China Limited Class H (Financials, Commercial Banks)	6,727,000	4,714,286
Shenguan Holdings Group Limited (Consumer Staples, Food Products)	2,300,000	1,194,066
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,670,453	2,198,770
		12,349,210

Finland : 1.02%
Metso Oyj (Industrials, Machinery)	79,216	3,370,215

France : 1.56%
Total SA (Energy, Oil, Gas & Consumable Fuels)	107,950	5,169,028

Germany : 9.43%
Allianz AG (Financials, Insurance)	34,692	4,711,593
Bayer AG (Health Care, Pharmaceuticals)	50,081	5,165,882
Metro AG (Consumer Staples, Food & Staples Retailing)	223,716	6,360,570
SAP AG (Information Technology, Software)	77,607	6,217,537
Siemens AG (Industrials, Industrial Conglomerates)	82,086	8,841,805
		31,297,387

Hong Kong : 6.17%
China Everbright Limited (Financials, Capital Markets)	5,196,000	8,246,610
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	571,000	6,046,492
Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)«	22,161,103	6,195,077
		20,488,179

Italy : 4.04%
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	262,122	5,890,103
Intesa Sanpaolo SpA (Financials, Commercial Banks)	5,144,165	7,530,407
		13,420,510

Japan : 19.80%
Asahi Glass Company Limited (Industrials, Building Products)	1,011,000	6,991,672
Capcom Company Limited (Information Technology, Software)	355,500	5,706,278
Daiwa Securities Group Incorporated (Financials, Capital Markets)	974,000	6,849,610
Itochu Corporation (Industrials, Trading Companies & Distributors)	530,400	6,473,996
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	1,135,900	6,805,626
Mitsui OSK Lines Limited (Industrials, Marine)	1,910,000	6,269,613
Nitto Denko Corporation (Materials, Chemicals)	93,682	5,602,907
Sharp Corporation (Consumer Discretionary, Household Durables)«	1,303,000	3,709,609
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	181,500	9,302,996
USS Company Limited (Consumer Discretionary, Specialty Retail)	18,020	2,067,414

1

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage VT International Equity Fund

Security name	Shares	Value
Japan (continued)
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)«	129,380	$5,909,959
		65,689,680

Netherlands : 1.88%
Akzo Nobel NV (Materials, Chemicals)	98,063	6,224,770

Norway : 2.33%
Frontline 2012 Limited (Energy, Oil, Gas & Consumable Fuels)144A†	153,747	1,210,865
Marine Harvest ASA (Consumer Staples, Food Products)†	7,019,648	6,507,965
		7,718,830

Russia : 1.94%
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	192,481	3,992,056
Sberbank of Russia (Financials, Commercial Banks)	774,389	2,447,844
		6,439,900

South Korea : 5.19%
Hana Financial Group Incorporated (Financials, Commercial Banks)	125,860	4,434,399
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)144A	9,445	6,347,040
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	39,629	6,429,116
		17,210,555

Sweden : 1.69%
Volvo AB Class B (Industrials, Machinery)	386,629	5,621,548

Switzerland : 8.99%
ABB Limited (Industrials, Electrical Equipment)	324,017	7,307,705
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	43,714	3,430,626
Novartis AG (Health Care, Pharmaceuticals)	105,880	7,523,023
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,655	3,869,757
Zurich Financial Services AG (Financials, Insurance)	27,688	7,705,857
		29,836,968

United Kingdom : 16.17%
BP plc (Energy, Oil, Gas & Consumable Fuels)	1,223,128	8,547,156
Capita plc (Industrials, Professional Services)	484,852	6,623,007
Chemring Group plc (Industrials, Aerospace & Defense)	378,253	1,494,889
Debenhams plc (Consumer Discretionary, Multiline Retail)	5,147,663	6,476,297
Man Group plc (Financials, Capital Markets)	4,354,816	5,898,988
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	74,786	5,361,232
Smiths Group plc (Industrials, Industrial Conglomerates)	267,560	5,110,258
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)	241,302	6,855,390
Wolseley plc (Industrials, Trading Companies & Distributors)	146,452	7,283,291
		53,650,508

United States : 5.16%
Apple Incorporated (Information Technology, Computers & Peripherals)	9,285	4,109,820
Bank of America Corporation (Financials, Diversified Financial Services)	258,913	3,153,560
KKR & Company LP (Financials, Capital Markets)	182,546	3,526,789
QUALCOMM Incorporated (Information Technology, Communications Equipment)	94,748	6,343,375
		17,133,544

Total Common Stocks (Cost $290,693,893)		315,826,933

2

Wells Fargo Advantage VT International Equity Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 7.11%
Investment Companies : 7.11%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13%	13,271,255	$13,271,255
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.18	10,317,858	10,317,858
Total Short-Term Investments (Cost $23,589,113)				23,589,113

Total investments in securities (Cost $314,283,006)*	102.29%			339,416,046
Other assets and liabilities, net	(2.29)			(7,614,752)

Total net assets	100.00%			$331,801,294

«	All or a portion of this security is on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $315,370,806 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$37,284,721
Gross unrealized depreciation	(13,239,481)

Net unrealized appreciation	$24,045,240

3

Wells Fargo Advantage VT International Equity Fund (the “Fund”)

Notes to Portfolio of Investments – March 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On March 31, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$315,826,933	$0	$0	$315,826,933
Short-term investments
Investment companies	13,271,255	10,317,858	0	23,589,113

	$329,098,188	$10,317,858	$0	$339,416,046

As of March 31, 2013, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$20,185	$0	$20,185

+	Forward foreign currency contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Derivative transactions

As of March 31, 2013, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

At March 31, 2013, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at March 31, 2013	In exchange for U.S. $	Unrealized gains (losses)
4-8-2013	Barclays	291,915,000 JPY	$ 3,101,146	$ 3,119,017	$ 17,871
4-8-2013	Barclays	230,775,000 JPY	2,451,628	2,395,711	(55,917)
4-8-2013	Barclays	1,120,000,000 JPY	11,898,270	11,950,746	52,476
4-8-2013	Barclays	32,435,000 JPY	344,572	350,327	5,755

Wells Fargo Advantage VT Intrinsic Value Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 96.09%
Consumer Discretionary : 11.52%
Auto Components : 2.40%
TRW Automotive Holdings Corporation †	22,000	$1,210,000

Media : 5.91%
Time Warner Incorporated	29,600	1,705,552
Walt Disney Company	22,400	1,272,320
		2,977,872

Specialty Retail : 3.21%
Home Depot Incorporated	16,000	1,116,480
Tiffany & Company «	7,200	500,688
		1,617,168

Consumer Staples : 12.78%
Beverages : 5.20%
Diageo plc ADR «	8,900	1,119,976
PepsiCo Incorporated	19,000	1,503,090
		2,623,066

Food Products : 7.58%
H.J. Heinz Company	17,800	1,286,406
The Hershey Company	14,000	1,225,420
Unilever NV	31,900	1,307,900
		3,819,726

Energy : 7.90%
Energy Equipment & Services : 1.89%
Schlumberger Limited	12,700	951,103

Oil, Gas & Consumable Fuels : 6.01%
Hess Corporation «	16,000	1,145,760
Occidental Petroleum Corporation	14,900	1,167,713
QEP Resources Incorporated	22,500	716,400
		3,029,873

Financials : 19.45%
Capital Markets : 9.64%
Charles Schwab Corporation «	80,600	1,425,814
Franklin Resources Incorporated	7,900	1,191,399
Northern Trust Corporation «	23,000	1,254,880
UBS AG	64,000	984,960
		4,857,053

Commercial Banks : 7.46%
M&T Bank Corporation «	10,500	1,083,180
SunTrust Banks Incorporated	37,100	1,068,851
Zions Bancorporation «	64,390	1,609,106
		3,761,137

1

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage VT Intrinsic Value Fund

Security name	Shares	Value
Diversified Financial Services : 2.35%
JPMorgan Chase & Company	25,000	$1,186,500

Health Care : 9.55%
Health Care Equipment & Supplies : 5.20%
Abbott Laboratories	38,000	1,342,160
Baxter International Incorporated	17,600	1,278,464
		2,620,624

Health Care Providers & Services : 3.22%
CIGNA Corporation	26,000	1,621,620

Pharmaceuticals : 1.13%
AbbVie Incorporated	14,000	570,920

Industrials : 10.61%
Aerospace & Defense : 5.33%
Boeing Company	18,600	1,596,810
Honeywell International Incorporated	7,100	534,985
Huntington Ingalls Industries Incorporated	10,400	554,632
		2,686,427

Air Freight & Logistics : 2.37%
United Parcel Service Incorporated Class B	13,900	1,194,010

Machinery : 2.91%
Deere & Company «	11,800	1,014,564
SPX Corporation	5,700	450,072
		1,464,636

Information Technology : 17.47%
Communications Equipment : 2.12%
QUALCOMM Incorporated	16,000	1,071,200

Computers & Peripherals : 4.64%
Apple Incorporated	2,150	951,655
EMC Corporation †	58,000	1,385,620
		2,337,275

Internet Software & Services : 1.56%
eBay Incorporated †	14,500	786,190

IT Services : 2.50%
International Business Machines Corporation	5,900	1,258,470

Semiconductors & Semiconductor Equipment : 1.81%
Texas Instruments Incorporated «	25,700	911,836

Software : 4.84%
Intuit Incorporated	18,800	1,234,220
Oracle Corporation	37,300	1,206,282
		2,440,502

2

Wells Fargo Advantage VT Intrinsic Value Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name			Shares	Value
Materials : 1.69%
Chemicals : 1.69%
Air Products & Chemicals Incorporated			9,770	$851,162

Utilities : 5.12%
Electric Utilities : 5.12%
Nextera Energy Incorporated			19,800	1,538,064
Northeast Utilities			24,000	1,043,040
				2,581,104

Total Common Stocks (Cost $36,169,415)				48,429,474

Short-Term Investments : 21.19%
		Yield	Shares
Investment Companies : 21.19%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13%	2,564,962	2,564,962
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.18	8,111,125	8,111,125

Total Short-Term Investments (Cost $10,676,087)				10,676,087

Total investments in securities (Cost $46,845,502)*	117.28%			59,105,561
Other assets and liabilities, net	(17.28)			(8,706,869)

Total net assets	100.00%			$50,398,692

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $46,905,259 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$12,356,721
Gross unrealized depreciation	(156,419)

Net unrealized appreciation	$12,200,302

3

Wells Fargo Advantage VT Intrinsic Value Fund (the “Fund”)

Notes to Portfolio of Investments – March 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$48,429,474	$0	$0	$48,429,474
Short-term investments
Investment companies	2,564,962	8,111,125	0	10,676,087

	$50,994,436	$8,111,125	$0	$59,105,561

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage VT Omega Growth Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 99.29%
Consumer Discretionary : 24.01%
Auto Components : 1.51%
Delphi Automotive plc	38,920	$1,728,048

Automobiles : 1.10%
Tesla Motors Incorporated «†	33,200	1,257,948

Hotels, Restaurants & Leisure : 1.68%
Starbucks Corporation	33,747	1,922,229

Internet & Catalog Retail : 4.76%
Amazon.com Incorporated †	10,600	2,824,794
Expedia Incorporated	18,600	1,116,186
Priceline.com Incorporated †	2,200	1,513,446
		5,454,426

Media : 4.82%
CBS Corporation Class B	30,150	1,407,704
Discovery Communications Incorporated †	30,699	2,134,808
Virgin Media Incorporated	40,400	1,978,388
		5,520,900

Multiline Retail : 1.43%
Dollar General Corporation †	32,495	1,643,597

Specialty Retail : 6.51%
GNC Holdings Incorporated Class A «	33,300	1,308,024
Home Depot Incorporated	37,600	2,623,728
Limited Brands Incorporated	38,755	1,730,798
TJX Companies Incorporated	38,500	1,799,875
		7,462,425

Textiles, Apparel & Luxury Goods : 2.20%
lululemon athletica incorporated «†	17,685	1,102,660
Under Armour Incorporated Class A «†	27,800	1,423,360
		2,526,020

Consumer Staples : 1.96%
Beverages : 1.49%
Constellation Brands Incorporated Class A †	35,900	1,710,276

Food Products : 0.47%
Boulder Brands Incorporated «†	59,900	537,902

Energy : 4.05%
Energy Equipment & Services : 0.99%
Schlumberger Limited	15,240	1,141,324

Oil, Gas & Consumable Fuels : 3.06%
Pioneer Natural Resources Company	14,642	1,819,269
The Williams Companies Incorporated	44,970	1,684,576
		3,503,845

1

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage VT Omega Growth Fund

Security name	Shares	Value
Financials : 4.70%
Capital Markets : 1.23%
Affiliated Managers Group Incorporated †	9,199	$1,412,690

Diversified Financial Services : 1.64%
Intercontinentalexchange Incorporated †	11,500	1,875,305

Real Estate Management & Development : 1.83%
CBRE Group Incorporated †	82,990	2,095,498

Health Care : 13.47%
Biotechnology : 5.82%
Alexion Pharmaceuticals Incorporated †	8,792	810,095
BioMarin Pharmaceutical Incorporated †	16,225	1,010,169
Celgene Corporation †	12,100	1,402,511
Cubist Pharmaceuticals Incorporated «†	20,400	955,128
Gilead Sciences Incorporated †	50,860	2,488,580
		6,666,483

Health Care Providers & Services : 3.27%
Cardinal Health Incorporated	27,200	1,132,064
HCA Holdings Incorporated	37,881	1,539,105
Team Health Holdings Incorporated †	29,700	1,080,486
		3,751,655

Life Sciences Tools & Services : 1.22%
Agilent Technologies Incorporated	33,300	1,397,601

Pharmaceuticals : 3.16%
Allergan Incorporated	17,300	1,931,199
Sanofi ADR «	33,100	1,690,748
		3,621,947

Industrials : 16.01%
Aerospace & Defense : 2.73%
Precision Castparts Corporation	7,800	1,479,036
TransDigm Group Incorporated	10,780	1,648,478
		3,127,514

Airlines : 1.55%
Copa Holdings SA Class A	14,800	1,770,228

Building Products : 2.50%
Fortune Brands Home & Security Incorporated †	44,000	1,646,920
Owens Corning Incorporated †	31,000	1,222,330
		2,869,250

Construction & Engineering : 1.54%
Quanta Services Incorporated †	61,800	1,766,244

Machinery : 1.49%
Cummins Incorporated	14,764	1,709,819

Professional Services : 2.40%
The Advisory Board Company †	22,900	1,202,708

2

Wells Fargo Advantage VT Omega Growth Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Shares	Value
Professional Services (continued)
Verisk Analytics Incorporated Class A †	25,100	$1,546,913
		2,749,621

Road & Rail : 3.80%
Hertz Global Holdings Incorporated «†	83,400	1,856,484
Kansas City Southern	22,575	2,503,568
		4,360,052

Information Technology : 27.74%
Communications Equipment : 1.38%
QUALCOMM Incorporated	23,670	1,584,707

Computers & Peripherals : 5.80%
Apple Incorporated	12,930	5,723,206
Stratasys Limited «†	12,408	920,922
		6,644,128

Electronic Equipment, Instruments & Components : 1.25%
IPG Photonics Corporation «	21,534	1,430,073

Internet Software & Services : 9.33%
eBay Incorporated †	47,150	2,556,473
ExactTarget Incorporated †	10,958	254,993
Facebook Incorporated Class A †	25,500	652,290
Google Incorporated Class A †	5,000	3,970,150
LinkedIn Corporation Class A †	8,500	1,496,510
Mercadolibre Incorporated «	11,800	1,139,408
Rackspace Hosting Incorporated «†	12,300	620,904
		10,690,728

IT Services : 3.73%
Vantiv Incorporated Class A †	52,159	1,238,255
Visa Incorporated Class A	17,890	3,038,438
		4,276,693

Software : 6.25%
BroadSoft Incorporated «†	27,884	738,089
CommVault Systems Incorporated †	22,900	1,877,342
Fortinet Incorporated †	38,356	908,270
Salesforce.com Incorporated «†	8,400	1,502,172
Splunk Incorporated †	33,890	1,356,617
VMware Incorporated †	9,900	780,912
		7,163,402

Materials : 3.91%
Chemicals : 3.91%
Airgas Incorporated	18,400	1,824,544
Monsanto Company	25,115	2,652,897
		4,477,441

3

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage VT Omega Growth Fund

Security name			Shares	Value
Telecommunication Services : 3.44%
Wireless Telecommunication Services : 3.44%
Crown Castle International Corporation †			26,845	$1,869,486
SBA Communications Corporation Class A «†			28,760	2,071,291
				3,940,777

Total Common Stocks (Cost $86,427,058)				113,790,796

		Yield
Short-Term Investments : 14.63%
Investment Companies : 14.63%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13%	605,821	605,821
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.18	16,156,475	16,156,475
Total Short-Term Investments (Cost $16,762,296)				16,762,296
Total investments in securities (Cost $103,189,354)*	113.92%			130,553,092
Other assets and liabilities, net	(13.92)			(15,951,840)

Total net assets	100.00%			$114,601,252

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $103,336,487 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$28,545,623
Gross unrealized depreciation	(1,329,018)

Net unrealized appreciation	$27,216,605

4

Wells Fargo Advantage VT Omega Growth Fund (the “Fund”)

Notes to Portfolio of Investments – March 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$113,790,796	$0	$0	$113,790,796
Short-term investments
Investment companies	605,821	16,156,475	0	16,762,296

	$114,396,617	$16,156,475	$0	$130,533,092

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage VT Opportunity Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 93.66%
Consumer Discretionary : 20.49%
Auto Components : 0.96%
Johnson Controls Incorporated	66,232	$2,322,756

Diversified Consumer Services : 1.49%
K12 Incorporated †	150,320	3,624,215

Hotels, Restaurants & Leisure : 1.04%
Carnival Corporation	73,316	2,514,739

Household Durables : 2.22%
Harman International Industries Incorporated	58,626	2,616,478
Whirlpool Corporation	23,415	2,773,741
		5,390,219

Media : 5.37%
Cablevision Systems Corporation New York Group Class A «	146,680	2,194,333
Comcast Corporation Class A	53,274	2,110,716
Discovery Communications Incorporated †«	41,478	2,884,380
Liberty Global Incorporated Class A †	37,014	2,716,828
Omnicom Group Incorporated «	53,036	3,123,820
		13,030,077

Multiline Retail : 5.34%
Dollar General Corporation †	41,276	2,087,740
Family Dollar Stores Incorporated	26,035	1,537,367
Kohl’s Corporation «	71,975	3,320,207
Macy’s Incorporated	70,261	2,939,720
Nordstrom Incorporated	55,997	3,092,714
		12,977,748

Specialty Retail : 3.55%
CarMax Incorporated †	73,473	3,063,824
Dick’s Sporting Goods Incorporated	53,688	2,539,442
Express Incorporated †	169,363	3,016,355
		8,619,621

Textiles, Apparel & Luxury Goods : 0.52%
Coach Incorporated	25,223	1,260,898

Consumer Staples : 5.07%
Food & Staples Retailing : 1.44%
Kroger Company	105,442	3,494,348

Food Products : 2.58%
General Mills Incorporated «	64,073	3,159,440
Mead Johnson Nutrition Company	40,265	3,118,524
		6,277,964

Household Products : 1.05%
Church & Dwight Company Incorporated	39,452	2,549,783

1

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage VT Opportunity Fund

Security name	Shares	Value
Energy : 8.98%
Energy Equipment & Services : 5.10%
McDermott International Incorporated †«	251,909	$2,768,480
National Oilwell Varco Incorporated	42,787	3,027,180
Superior Energy Services Incorporated †	135,672	3,523,402
Weatherford International Limited †	251,613	3,054,582
		12,373,644

Oil, Gas & Consumable Fuels : 3.88%
Denbury Resources Incorporated †«	197,910	3,691,022
Newfield Exploration Company †	89,208	2,000,043
Peabody Energy Corporation	47,982	1,014,819
Range Resources Corporation	33,596	2,722,620
		9,428,504

Financials : 14.09%
Capital Markets : 2.46%
Invesco Limited	93,169	2,698,174
TD Ameritrade Holding Corporation	158,738	3,273,178
		5,971,352

Commercial Banks : 3.43%
Branch Banking & Trust Corporation	59,510	1,868,019
Fifth Third Bancorp	189,332	3,088,005
PNC Financial Services Group Incorporated	50,837	3,380,659
		8,336,683

Diversified Financial Services : 1.42%
Intercontinental Exchange Incorporated †«	21,107	3,441,918

Insurance : 4.41%
ACE Limited	57,677	5,131,523
American International Group Incorporated †	68,819	2,671,554
RenaissanceRe Holdings Limited	31,437	2,891,890
		10,694,967

REITs : 2.37%
American Tower Corporation	33,979	2,613,665
BioMed Realty Trust Incorporated	145,830	3,149,928
		5,763,593

Health Care : 9.77%
Health Care Equipment & Supplies : 3.77%
C.R. Bard Incorporated	27,224	2,743,635
Covidien plc	50,262	3,409,774
Zimmer Holdings Incorporated	39,869	2,998,946
		9,152,355

Health Care Providers & Services : 0.63%
Patterson Companies Incorporated	40,218	1,529,893

Life Sciences Tools & Services : 5.37%
Agilent Technologies Incorporated	93,718	3,933,344
Covance Incorporated †	45,282	3,365,358

2

Wells Fargo Advantage VT Opportunity Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Shares	Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific Incorporated	39,765	$3,041,625
Waters Corporation †«	28,780	2,702,730
		13,043,057

Industrials : 12.08%
Aerospace & Defense : 1.27%
B/E Aerospace Incorporated †	51,099	3,080,759

Airlines : 1.30%
Delta Air Lines Incorporated †	99,173	1,637,346
United Continental Holdings Incorporated †«	47,249	1,512,440
		3,149,786

Commercial Services & Supplies : 1.61%
Republic Services Incorporated «	118,354	3,905,682

Electrical Equipment : 2.58%
AMETEK Incorporated	43,065	1,867,298
Babcock & Wilcox Company	83,532	2,373,144
Regal-Beloit Corporation	24,928	2,033,128
		6,273,570

Machinery : 2.72%
Dover Corporation	27,720	2,020,234
Joy Global Incorporated «	51,911	3,089,743
SPX Corporation	19,071	1,505,846
		6,615,823

Road & Rail : 2.60%
Hertz Global Holdings Incorporated †«	138,660	3,086,572
J.B. Hunt Transport Services Incorporated	43,263	3,222,228
		6,308,800

Information Technology : 16.34%
Communications Equipment : 1.26%
Riverbed Technology Incorporated †	205,057	3,057,400

Computers & Peripherals : 1.41%
NetApp Incorporated †	100,102	3,419,484

Electronic Equipment, Instruments & Components : 1.34%
Amphenol Corporation Class A	43,445	3,243,169

IT Services : 3.84%
Alliance Data Systems Corporation †«	16,028	2,594,773
Cognizant Technology Solutions Corporation Class A †	42,165	3,230,261
Global Payments Incorporated	70,481	3,500,086
		9,325,120

Semiconductors & Semiconductor Equipment : 4.79%
Altera Corporation	76,814	2,724,593
ARM Holdings plc	151,912	2,125,877
Avago Technologies Limited	81,896	2,941,704

3

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage VT Opportunity Fund

Security name			Shares	Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corporation †			464,267	$3,844,131
				11,636,305

Software : 3.70%
Autodesk Incorporated †			67,666	2,790,546
Check Point Software Technologies Limited †«			67,068	3,151,525
Red Hat Incorporated †			60,395	3,053,571
				8,995,642

Materials : 6.84%
Chemicals : 3.03%
Potash Corporation of Saskatchewan			76,290	2,994,383
Praxair Incorporated			39,132	4,364,783
				7,359,166

Containers & Packaging : 3.81%
Bemis Company Incorporated «			73,713	2,975,057
Crown Holdings Incorporated †			78,174	3,252,820
Owens-Illinois Incorporated †			113,074	3,013,422
				9,241,299

Total Common Stocks (Cost $187,446,452)				227,410,339

Investment Companies : 1.56%
SPDR Gold Shares †«				3,002,508
SPDR S&P Biotech ETF «				797,342
Total Investment Companies (Cost $3,737,597)				3,799,850

		Yield
Short-Term Investments : 19.53%
Investment Companies : 19.53%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13%	11,790,947	11,790,947
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.18	35,618,025	35,618,025
Total Short-Term Investments (Cost $47,408,972)				47,408,972

Total investments in securities (Cost $238,593,021)*	114.75%			278,619,161
Other assets and liabilities, net	(14.75)			(35,806,151)

Total net assets	100.00%			$242,813,010

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $241,025,455 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$45,047,599
Gross unrealized depreciation	(7,453,893)

Net unrealized appreciation	$37,593,706

4

Wells Fargo Advantage VT Opportunity Fund (the “Fund”)

Notes to Portfolio of Investments – March 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On March 31, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$227,410,339	$0	$0	$227,410,339
Investment companies	3,799,850	0	0	3,799,850
Short-term investments
Investment companies	11,790,947	35,618,025	0	47,408,972

	$243,001,136	$35,618,025	$0	$278,619,161

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage VT Small Cap Growth Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 99.11%
Consumer Discretionary : 14.08%
Hotels, Restaurants & Leisure : 2.39%
Life Time Fitness Incorporated «†	26,900	$1,150,782
Multimedia Games Holding Company †	47,700	995,499
SHFL entertainment Incorporated †	198,742	3,293,155
		5,439,436

Household Durables : 0.65%
SodaStream International Limited «†	29,700	1,474,308

Internet & Catalog Retail : 4.25%
HomeAway Incorporated «†	127,954	4,158,505
Shutterfly Incorporated †	125,153	5,528,008
		9,686,513

Media : 1.70%
IMAX Corporation «†	144,500	3,862,485

Specialty Retail : 5.09%
Asbury Automotive Group Incorporated †	69,100	2,535,279
DSW Incorporated Class A	58,400	3,725,920
Five Below Incorporated †	17,878	677,397
Hibbett Sports Incorporated «†	15,800	889,066
Vitamin Shoppe Incorporated «†	77,300	3,776,105
		11,603,767

Consumer Staples : 2.47%
Food & Staples Retailing : 1.96%
The Fresh Market Incorporated «†	71,500	3,058,055
United Natural Foods Incorporated †	28,700	1,412,040
		4,470,095

Food Products : 0.51%
Annie’s Incorporated «†	30,000	1,147,800

Energy : 4.93%
Energy Equipment & Services : 0.28%
Forum Energy Technologies Incorporated «†	22,046	634,043

Oil, Gas & Consumable Fuels : 4.65%
Approach Resources Incorporated «†	64,700	1,592,267
Bonanza Creek Energy Incorporated †	35,300	1,365,051
Diamondback Energy Incorporated †	58,987	1,583,211
Kodiak Oil & Gas Corporation †	183,700	1,669,833
Laredo Petroleum Holdings Incorporated «†	79,059	1,445,989
Oasis Petroleum Incorporated «†	77,400	2,946,618
		10,602,969

Financials : 5.53%
Capital Markets : 2.59%
Financial Engines Incorporated «	162,500	5,885,750

1

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund

Security name	Shares	Value
Consumer Finance : 1.33%
Portfolio Recovery Associates Incorporated «†	23,865	$3,028,946

Diversified Financial Services : 1.61%
MarketAxess Holdings Incorporated	98,478	3,673,229

Health Care : 19.56%
Biotechnology : 1.92%
Aegerion Pharmaceuticals Incorporated «†	18,395	742,054
Cepheid Incorporated «†	20,100	771,237
Exact Sciences Corporation †	48,420	474,516
Infinity Pharmaceuticals Incorporated «†	13,700	664,039
NPS Pharmaceuticals Incorporated «†	110,700	1,128,033
Raptor Pharmaceutical Corporation «†	98,900	578,565
		4,358,444

Health Care Equipment & Supplies : 9.83%
Abaxis Incorporated	20,100	951,132
Align Technology Incorporated «†	75,400	2,526,654
Cynosure Incorporated Class A †	138,377	3,621,326
DexCom Incorporated «†	158,300	2,646,776
Endologix Incorporated «†	411,399	6,644,094
HeartWare International Incorporated †	20,600	1,821,658
Novadaq Technologies Incorporated †	85,100	843,341
NxStage Medical Incorporated †	194,120	2,189,674
Spectranetics Corporation †	61,700	1,143,301
		22,387,956

Health Care Providers & Services : 3.02%
Acadia Healthcare Company Incorporated «†	94,000	2,762,660
MWI Veterinary Supply Incorporated «†	16,000	2,116,160
Team Health Holdings Incorporated †	55,000	2,000,900
		6,879,720

Health Care Technology : 0.46%
HealthStream Incorporated «†	23,600	541,384
Medidata Solutions Incorporated †	8,700	504,426
		1,045,810

Pharmaceuticals : 4.33%
Akorn Incorporated «†	392,915	5,434,014
Jazz Pharmaceuticals plc †	58,800	3,287,508
Santarus Incorporated †	65,500	1,135,115
		9,856,637

Industrials : 16.92%
Commercial Services & Supplies : 1.90%
InnerWorkings Incorporated †	249,689	3,780,291
TEAM Incorporated †	13,532	555,759
		4,336,050

Machinery : 3.18%
Chart Industries Incorporated «†	23,992	1,919,600
Proto Labs Incorporated †	29,255	1,436,421
The ExOne Company «†	42,104	1,410,484

2

Wells Fargo Advantage VT Small Cap Growth Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Shares	Value
Machinery (continued)
The Middleby Corporation «†	16,199	$2,464,678
		7,231,183

Professional Services : 5.26%
Advisory Board Company †	71,000	3,728,920
Corporate Executive Board Company	48,600	2,826,576
On Assignment Incorporated †	214,681	5,433,576
		11,989,072

Road & Rail : 3.29%
Genesee & Wyoming Incorporated «†	80,400	7,486,044

Trading Companies & Distributors : 3.29%
DXP Enterprises Incorporated †	62,497	4,668,526
MRC Global Incorporated †	31,000	1,020,830
Titan Machinery Incorporated «†	64,673	1,794,676
		7,484,032

Information Technology : 35.62%
Communications Equipment : 3.31%
Aruba Networks Incorporated «†	71,400	1,766,436
Ixia «†	266,611	5,769,462
		7,535,898

Computers & Peripherals : 0.55%
Stratasys Limited «†	16,900	1,254,318

Electronic Equipment, Instruments & Components : 1.35%
OSI Systems Incorporated †	49,300	3,070,897

Internet Software & Services : 8.55%
CoStar Group Incorporated †	24,000	2,627,040
Envestnet Incorporated †	200,400	3,509,004
Marin Software Incorporated †	5,276	86,685
Mercadolibre Incorporated «	32,000	3,089,920
OpenTable Incorporated «†	39,900	2,512,902
SciQuest Incorporated †	162,154	3,898,182
SPS Commerce Incorporated «†	87,800	3,746,426
		19,470,159

IT Services : 3.02%
InterXion Holding NV †	79,900	1,935,178
Maximus Incorporated	15,600	1,247,532
Wex Incorporated †	46,994	3,689,029
		6,871,739

Semiconductors & Semiconductor Equipment : 1.32%
Entegris Incorporated †	241,000	2,376,260
Silicon Laboratories Incorporated †	15,200	628,672
		3,004,932

Software : 17.52%
Aspen Technology Incorporated †	82,800	2,673,612
BroadSoft Incorporated «†	51,276	1,357,276
Ellie Mae Incorporated †	84,900	2,041,845

3

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage VT Small Cap Growth Fund

Security name			Shares	Value
Software (continued)
Fleetmatics Group plc «†			108,209	$2,624,068
Fortinet Incorporated †			140,200	3,319,936
Guidewire Software Incorporated †			55,500	2,133,420
Imperva Incorporated «†			77,836	2,996,686
Infoblox Incorporated †			100,300	2,176,510
PROS Holdings Incorporated †			98,427	2,674,262
Silver Spring Networks Incorporated «†			21,332	369,684
Solarwinds Incorporated †			78,806	4,657,435
Sourcefire Incorporated «†			82,200	4,868,706
Synchronoss Technologies Incorporated †			90,258	2,800,706
Tyler Technologies Incorporated †			38,393	2,351,955
Ultimate Software Group Incorporated «†			27,500	2,864,400
				39,910,501

Total Common Stocks (Cost $177,868,427)				225,682,733

Short-Term Investments : 31.46%

		Yield
Investment Companies : 31.46%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13%	1,190,317	1,190,317
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.18	70,441,756	70,441,756

Total Short-Term Investments (Cost $71,632,073)				71,632,073

Total investments in securities (Cost $249,500,500)*	130.57%			297,314,806
Other assets and liabilities, net	(30.57)			(69,607,261)

Total net assets	100.00%			$227,707,545

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $250,828,462 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$50,583,020
Gross unrealized depreciation	(4,096,676)

Net unrealized appreciation	$46,486,344

4

Wells Fargo Advantage VT Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of Investments – March 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$225,682,733	$0	$0	$225,682,733
Short-term investments
Investment companies	1,190,317	70,441,756	0	71,632,073

	$226,873,050	$70,441,756	$0	$297,314,806

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 94.23%
Consumer Discretionary : 4.74%
Auto Components : 0.39%
Gentex Corporation	11,200	$224,112

Diversified Consumer Services : 0.49%
Cambium Learning Group Incorporated †	22,100	22,763
Corinthian Colleges Incorporated †	121,200	254,520
		277,283

Hotels, Restaurants & Leisure : 2.17%
Denny’s Corporation †	46,600	268,882
Scientific Games Corporation Class A †	45,300	396,375
The Wendy’s Company	100,400	569,268
		1,234,525

Household Durables : 1.12%
Cavco Industries Incorporated †	9,000	428,130
Harman International Industries Incorporated	800	35,704
KB Home Incorporated	2,600	56,602
Skyline Corporation †	19,600	117,012
		637,448

Internet & Catalog Retail : 0.06%
dELiA*s Incorporated †	31,460	31,155

Specialty Retail : 0.21%
rue21 Incorporated †	4,100	120,499

Textiles, Apparel & Luxury Goods : 0.30%
Crocs Incorporated †	11,400	168,948

Consumer Staples : 0.66%
Personal Products : 0.66%
Prestige Brands Holdings Incorporated †	14,600	375,074

Energy : 23.64%
Energy Equipment & Services : 8.22%
Ensco plc Class A	2,800	168,000
Helix Energy Solutions Group Incorporated †	19,300	441,584
Helmerich & Payne Incorporated	9,700	588,790
ION Geophysical Corporation †	97,100	661,251
Key Energy Services Incorporated †	35,200	284,416
Newpark Resources Incorporated †	108,900	1,010,592
Oceaneering International Incorporated	7,000	464,870
Parker Drilling Company †	47,800	204,584
PHI Incorporated (non-voting) †	9,700	331,837
PHI Incorporated (voting) †	2,400	78,672
Vantage Drilling Company †	54,300	95,025
Willbros Group Incorporated †	35,500	348,610
		4,678,231

Oil, Gas & Consumable Fuels : 15.42%
Clean Energy Fuels Corporation †	3,300	42,900
Comstock Resources Incorporated †	10,700	173,875

1

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Forest Oil Corporation †	30,200	$158,852
InterOil Corporation †	75,900	5,776,749
Newfield Exploration Company †	6,300	141,246
PetroQuest Energy Incorporated †	4,700	20,868
Range Resources Corporation	17,300	1,401,992
Trilogy Energy Corporation	36,500	1,052,764
		8,769,246

Financials : 18.66%
Commercial Banks : 3.70%
Ameris Bancorp †	5,600	80,360
Associated Banc-Corp	3,800	57,722
Bancorp Incorporated †	21,800	301,930
BBCN Bancorp Incorporated	9,888	129,137
CenterState Banks Incorporated	17,800	152,724
City National Corporation	3,800	223,858
First Horizon National Corporation	21,900	233,892
First Niagara Financial Group Incorporated	36,500	323,390
IBERIABANK Corporation	5,100	255,102
National Bank Holdings Corporation Class A	11,400	208,620
Park Sterling Corporation †	14,900	84,036
Sandy Spring Bancorp Incorporated	2,600	52,260
		2,103,031

Consumer Finance : 0.16%
Green Dot Corporation Class A †	5,600	93,576

Insurance : 3.66%
Argo Group International Holdings Limited	31,500	1,303,470
Hilltop Holdings Incorporated †	26,300	354,787
Mercury General Corporation	5,900	223,787
OneBeacon Insurance Group Limited	14,900	201,448
		2,083,492

REITs : 11.02%
Anworth Mortgage Asset Corporation	26,700	169,011
Capstead Mortgage Corporation	37,500	480,750
Chimera Investment Corporation	690,300	2,202,057
Crexus Investment Corporation	47,300	615,846
Hatteras Financial Corporation	6,700	183,781
Invesco Mortgage Capital Incorporated	38,300	819,237
MFA Mortgage Investments Incorporated	66,100	616,052
Redwood Trust Incorporated	28,500	660,630
Sun Communities Incorporated	10,500	517,965
		6,265,329

Thrifts & Mortgage Finance : 0.12%
Northwest Bancshares Incorporated	5,300	67,257

Health Care : 6.21%
Biotechnology : 0.34%
Amarin Corporation plc ADR †	26,400	195,624

Health Care Equipment & Supplies : 2.71%
Hologic Incorporated †	13,300	300,580
Invacare Corporation	9,300	121,365
OraSure Technologies Incorporated †	137,100	740,340
Symmetry Medical Incorporated †	5,800	66,410

2

Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Thoratec Corporation †	4,700	$176,250
Varian Medical Systems Incorporated †	1,900	136,800
		1,541,745
Health Care Providers & Services : 1.92%

Amedisys Incorporated †	19,400	215,728
Cross Country Healthcare Incorporated †	38,637	205,162
Gentiva Health Services Incorporated †	38,000	411,160
Healthways Incorporated †	21,200	259,700
		1,091,750

Health Care Technology : 0.53%
Allscripts Healthcare Solutions Incorporated †	15,800	214,722
Medidata Solutions Incorporated †	1,500	86,970
		301,692

Life Sciences Tools & Services : 0.71%
Nordion Incorporated	22,500	148,725
Parexel International Corporation †	6,400	252,864
		401,589

Industrials : 13.44%
Airlines : 6.09%
Alaska Air Group Incorporated †#	7,300	466,908
Delta Air Lines Incorporated †#	70,000	1,155,700
LATAM Airlines Group SP ADR	2,900	63,046
United Continental Holdings Incorporated †#	52,200	1,670,922
US Airways Group Incorporated †#	6,500	110,305
		3,466,881

Commercial Services & Supplies : 3.34%
ABM Industries Incorporated	33,100	736,144
ACCO Brands Corporation †	71,300	476,284
GEO Group Incorporated	10,500	395,010
Healthcare Services Group Incorporated	11,300	289,619
		1,897,057

Construction & Engineering : 2.52%
Chicago Bridge & Iron Company NV #	15,500	962,550
Primoris Services Corporation	21,400	473,154
		1,435,704

Electrical Equipment : 0.61%
GrafTech International Limited †	45,500	349,440

Professional Services : 0.43%
Hill International Incorporated †	43,400	129,766
Kforce Incorporated	6,900	112,953
		242,719

Road & Rail : 0.23%
Covenant Transport Incorporated Class A †	21,700	129,983

3

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage VT Small Cap Value Fund

Security name	Shares	Value
Trading Companies & Distributors : 0.22%
Applied Industrial Technologies Incorporated	2,800	$126,000

Information Technology : 10.23%
Communications Equipment : 1.16%
Alcatel-Lucent SA ADR †	34,200	45,486
Brocade Communications Systems Incorporated †	60,800	350,816
Harmonic Incorporated †	45,200	261,708
		658,010

Computers & Peripherals : 3.67%
Cray Incorporated †#	47,500	1,102,475
Intermec Incorporated †	54,500	535,735
Lexmark International Incorporated	11,400	300,960
Quantum Corporation †	116,600	149,248
		2,088,418

Electronic Equipment, Instruments & Components : 4.63%
Checkpoint Systems Incorporated †	25,800	336,948
Cognex Corporation	10,200	429,930
Coherent Incorporated	12,900	731,946
OSI Systems Incorporated †	15,500	965,495
Power One Incorporated †	40,300	167,245
		2,631,564

Internet Software & Services : 0.22%
Monster Worldwide Incorporated †	25,300	128,271

Office Electronics : 0.09%
Zebra Technologies Corporation †	1,100	51,843

Software : 0.46%
Accelrys Incorporated †	26,600	259,616

Materials : 15.58%
Chemicals : 0.51%
Calgon Carbon Corporation †	16,000	289,600

Containers & Packaging : 0.35%
Intertape Polymer Group Incorporated	18,400	199,824

Metals & Mining : 14.26%
Agnico-Eagle Mines Limited	20,800	853,632
Carpenter Technology Corporation	13,600	670,344
Dominion Diamond Corporation †	7,100	115,943
Eldorado Gold Corporation	23,900	227,767
Randgold Resources Limited ADR	43,000	3,697,140
Royal Gold Incorporated	10,900	774,227
Sandstorm Gold Limited †(i)	25,050	237,221
Sandstorm Gold Limited—Legend Shares †	18,050	170,932
Silver Standard Resources Incorporated †	44,100	465,255
Steel Dynamics Incorporated	34,600	549,102
United States Steel Corporation	9,300	181,350
Webco Industries Incorporated †(a)(i)	1,400	170,800
		8,113,713

Paper & Forest Products : 0.46%
Wausau Paper Corporation	24,200	260,876

4

Wells Fargo Advantage VT Small Cap Value Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name			Shares	Value
Telecommunication Services : 1.07%
Diversified Telecommunication Services : 1.07%
Cincinnati Bell Incorporated †			186,900	$609,294

Total Common Stocks (Cost $44,268,120)				53,600,419

Investment Companies : 1.49%
KBW Regional Banking ETF			3,260	103,668
Market Vectors Gold Miners ETF			11,990	453,821
Market Vectors Junior Gold Miners ETF			17,239	288,581
Total Investment Companies (Cost $996,675)				846,070

Short-Term Investments : 3.74%

		Yield
Investment Companies : 3.74%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.13%	2,125,768	2,125,768
Total Short-Term Investments (Cost $2,125,768)				2,125,768

Total investments in securities (Cost $47,390,563)*	99.46%			56,572,257
Other assets and liabilities, net	0.54			309,320

Total net assets	100.00%			$56,881,577

† Non-income-earning security
# All or a portion of this security is segregated as collateral for investments in derivative instruments.
(i) Illiquid security
(a) Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l) Investment in an affiliate
(u) Rate shown is the 7-day annualized yield at period end.
* Cost for federal income tax purposes is $47,744,768 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,024,975
Gross unrealized depreciation	(4,197,486)

Net unrealized appreciation	$8,827,489

5

Wells Fargo Advantage VT Small Cap Value Fund (the “Fund”)

Notes to Portfolio of Investments – March 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On March 31, 2013, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$53,429,619	$170,800	$0	$53,600,419
Investment companies	846,070	0	0	846,070
Short-term investments
Investment companies	2,125,768	0	0	2,125,768

	$56,401,457	$170,800	$0	$56,572,257

As of March 31, 2013, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Written options	$0	$(17,545)	$0	$(17,545)

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

Derivative transactions

As of March 31, 2013, the Fund entered into written options for economic hedging purposes. Open call options written at March 31, 2013 were as follows:

Expiration Date	Issuer name	Number of contracts	Strike price	Value
4-20-2013	Delta Air Lines Incorporated	1	15.00	$(162)
4-20-2013	United Continental Holdings	4	32.00	(336)
5-18-2013	Alaska Air Group Incorporated	6	60.00	(2,976)
5-18-2013	Chicago Bridge & Iron Company NV	6	65.00	(798)

5-18-2013	Chicago Bridge & Iron Company NV	9	60.00	(3,429)
5-18-2013	Cray Incorporated	2	22.50	(358)
5-18-2013	Delta Air Lines Incorporated	10	17.00	(690)
5-18-2013	United Continental Holdings	6	33.00	(846)
5-18-2013	US Airways Group Incorporated	10	17.00	(940)
7-20-2013	Alaska Air Group Incorporated	6	60.00	(3,762)
7-20-2013	Alaska Air Group Incorporated	3	55.00	(3,018)
7-20-2013	Cray Incorporated	2	25.00	(230)

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 36.43%
FHLMC %%	2.50%	5-1-2028	$700,000	$723,188
FHLMC %%	2.50	4-1-2043	500,000	492,500
FHLMC	3.00	7-1-2032	40,000	41,864
FHLMC	3.00	12-1-2032	26,000	27,211
FHLMC	3.00	2-1-2033	217,000	227,176
FHLMC	3.00	2-1-2033	42,000	43,957
FHLMC	3.00	3-1-2033	110,000	115,159
FHLMC	3.00	3-1-2033	26,000	27,219
FHLMC	3.00	8-1-2042	74,100	75,642
FHLMC	3.00	10-1-2042	28,764	29,362
FHLMC	3.00	12-1-2042	35,799	36,544
FHLMC	3.00	2-1-2043	32,948	33,633
FHLMC	3.00	2-1-2043	73,876	75,505
FHLMC	3.00	3-1-2043	134,794	137,767
FHLMC	3.00	3-1-2043	24,991	25,511
FHLMC %%	3.00	4-15-2043	117,000	119,157
FHLMC %%	3.00	5-1-2043	3,100,000	3,174,594
FHLMC %%	3.00	6-1-2043	1,200,000	1,225,500
FHLMC	3.50	8-1-2032	66,939	72,042
FHLMC	3.50	12-1-2032	87,206	94,174
FHLMC	3.50	3-1-2033	57,851	62,320
FHLMC	3.50	3-1-2033	110,000	118,790
FHLMC	3.50	3-1-2033	25,000	26,998
FHLMC	3.50	3-1-2033	34,000	36,717
FHLMC	3.50	3-1-2033	96,000	103,671
FHLMC	3.50	3-1-2043	121,818	129,097
FHLMC	3.50	3-1-2043	75,000	79,481
FHLMC	3.50	4-1-2043	48,000	50,868
FHLMC	3.50	4-1-2043	34,000	36,032
FHLMC	3.50	4-1-2043	265,000	280,834
FHLMC %%	3.50	5-1-2043	300,000	314,941
FHLMC	4.00	11-15-2037	76,541	83,380
FHLMC	4.00	4-1-2042	437,780	480,171
FHLMC	4.00	6-1-2042	92,355	101,298
FHLMC	4.00	6-1-2042	195,914	214,885
FHLMC	4.00	6-1-2042	1,197,794	1,313,772
FHLMC	4.00	11-1-2042	72,572	79,599
FHLMC	4.00	12-1-2042	170,019	186,482
FHLMC	4.00	12-1-2042	203,086	222,752
FHLMC	4.00	3-1-2043	194,759	213,618
FHLMC %%	4.00	4-1-2043	299,000	326,144
FHLMC	4.50	9-1-2042	89,346	99,631
FHLMC	5.00	8-1-2039	505,280	568,577
FHLMC	5.00	4-1-2041	75,820	85,507
FHLMC	5.00	5-1-2041	66,494	74,865
FHLMC	5.00	7-1-2041	250,838	282,418
FHLMC	5.00	8-1-2041	568,963	641,660
FHLMC	5.00	4-1-2042	68,002	76,521
FHLMC	5.50	7-1-2038	212,702	239,405
FHLMC	6.00	3-1-2034	29,054	32,676
FHLMC	6.00	2-1-2035	23,623	26,568
FHLMC Series 2980 Class QA	6.00	5-15-2035	517,599	585,366
FHLMC Series 3529 Class AG	6.50	4-15-2039	231,925	262,382
FHLMC Series 3622 Class WA	5.50	9-15-2039	169,580	194,003
FHLMC Series K003 Class AAB	4.77	5-25-2018	151,000	167,660
FHLMC Series T-48 Class 1A3 ±	6.09	7-25-2033	2,722	3,213
FHLMC Series T-57 Class 1A3	7.50	7-25-2043	29,233	34,677
FHLMC Series T-59 Class 1A3	7.50	10-25-2043	40,193	47,621
FHLMC Series T-60 Class 1A3	7.50	3-25-2044	42,141	49,946
FNMA (a)%%	3.00	5-15-2043	100,000	105,975
FNMA ±	2.39	1-1-2036	63,732	67,510
FNMA	3.00	2-1-2033	53,767	55,959
FNMA	3.00	2-1-2033	703,000	732,108
FNMA	3.00	2-1-2033	54,000	56,202
FNMA	3.00	3-1-2033	24,932	25,949

1

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	3.00%	3-1-2033	$42,879	$44,654
FNMA	3.00	3-1-2033	65,000	67,691
FNMA	3.00	3-1-2033	39,000	40,591
FNMA	3.00	3-1-2033	473,000	492,585
FNMA	3.00	3-1-2033	900,000	937,265
FNMA	3.00	4-1-2033	78,000	81,181
FNMA %%	3.00	4-25-2033	309,000	315,890
FNMA	3.00	10-1-2042	94,165	96,315
FNMA	3.00	12-25-2042	980,220	1,029,166
FNMA	3.00	12-25-2042	89,011	93,411
FNMA	3.00	1-1-2043	409,931	419,291
FNMA	3.00	1-1-2043	329,886	337,419
FNMA	3.00	1-1-2043	217,862	222,836
FNMA	3.00	1-1-2043	27,854	28,490
FNMA	3.00	2-1-2043	342,413	350,231
FNMA	3.00	2-1-2043	122,803	125,607
FNMA	3.00	2-1-2043	52,899	54,106
FNMA	3.00	2-1-2043	474,377	485,209
FNMA	3.00	2-1-2043	257,180	263,052
FNMA	3.00	2-1-2043	53,903	55,134
FNMA	3.00	2-1-2043	88,743	90,770
FNMA	3.00	3-1-2043	416,703	426,218
FNMA	3.00	3-1-2043	57,898	59,310
FNMA	3.00	3-1-2043	311,480	318,592
FNMA	3.00	4-1-2043	328,000	335,109
FNMA	3.50	8-1-2032	164,360	176,441
FNMA	3.50	9-1-2032	263,448	281,329
FNMA	3.50	11-1-2032	24,537	26,340
FNMA	3.50	11-1-2032	57,954	62,214
FNMA	3.50	11-1-2032	36,522	39,206
FNMA	3.50	2-1-2033	205,377	220,173
FNMA	3.50	2-1-2033	42,711	45,788
FNMA	3.50	3-1-2033	24,935	26,732
FNMA	3.50	3-1-2033	394,000	422,876
FNMA	3.50	3-1-2033	25,000	26,801
FNMA	3.50	3-1-2033	46,000	49,314
FNMA	3.50	4-1-2043	373,000	394,821
FNMA	3.50	4-1-2043	952,000	1,006,219
FNMA (a)%%	3.50	4-15-2043	61,000	64,645
FNMA (a)%%	3.50	4-25-2043	269,648	285,422
FNMA	4.00	7-1-2042	445,875	486,505
FNMA	4.00	9-1-2042	588,859	642,518
FNMA	4.00	10-1-2042	810,983	884,884
FNMA	4.00	11-1-2042	100,393	109,542
FNMA	4.00	11-1-2042	70,674	77,114
FNMA	4.00	4-1-2043	120,000	130,861
FNMA	5.00	3-1-2041	24,268	27,505
FNMA	5.00	5-1-2041	95,487	107,628
FNMA	5.00	6-1-2041	86,710	98,277
FNMA	5.00	6-1-2041	72,791	82,046
FNMA	5.00	6-1-2041	57,363	64,656
FNMA	5.00	7-1-2041	23,515	26,505
FNMA	5.00	7-1-2041	753,211	851,332
FNMA	5.00	8-1-2041	103,425	117,222
FNMA	5.00	8-1-2041	54,933	61,711
FNMA	5.00	8-1-2041	60,011	67,641
FNMA	5.00	8-1-2041	278,437	315,580
FNMA	5.00	8-1-2041	56,880	64,290
FNMA	5.00	9-1-2041	137,345	154,808
FNMA	5.00	9-1-2041	71,569	81,116
FNMA	5.50	9-1-2034	40,962	44,430
FNMA	5.50	4-1-2036	35,070	38,285
FNMA	5.50	7-1-2039	45,362	51,973
FNMA	5.50	4-1-2040	147,856	167,557
FNMA	6.00	3-1-2034	343,964	390,906

2

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	8-1-2034	$46,342	$52,157
FNMA	6.00	8-1-2034	31,881	35,880
FNMA	6.00	11-1-2034	49,005	55,154
FNMA	6.00	4-1-2035	15,367	17,296
FNMA	6.00	4-1-2035	16,572	18,651
FNMA	6.00	12-1-2035	115,900	130,442
FNMA	6.00	7-1-2037	299,390	336,925
FNMA	6.00	7-1-2037	48,890	55,022
FNMA	7.00	2-25-2042	147,524	165,295
FNMA Series 2002-33 Class A2	7.50	6-25-2032	32,046	39,433
FNMA Series 2003-W17 Class 1A7	5.75	8-25-2033	85,000	94,151
FNMA Series 2005-5 Class PA	5.00	1-25-2035	46,240	50,823
FNMA Series 2006-56 Class CA	6.00	7-25-2036	26,790	30,479
FNMA Series 2009-30 Class AD	6.50	4-25-2039	140,870	154,590
GNMA %%	3.00	4-1-2043	500,000	522,266
GNMA %%	3.00	4-1-2043	500,000	522,656
GNMA	6.00	1-15-2040	369,495	416,016
GNMA Series 2002-95 Class DB	6.00	1-25-2033	135,059	155,396
Total Agency Securities (Cost $33,223,530)				33,671,922

Asset-Backed Securities : 16.67%
Ally Auto Receivables Trust Series 2010-4 Class A4	1.35	12-15-2015	147,000	147,961
Ally Auto Receivables Trust Series 2010-5 Class A4	1.75	3-15-2016	245,000	247,690
Ally Auto Receivables Trust Series 2011-1 Class A4	2.23	3-15-2016	302,000	307,509
Ally Auto Receivables Trust Series 2012-4 Class A2	0.48	5-15-2015	303,000	303,151
Ally Master Owner Trust Series 2011-3 Class A2	1.81	5-15-2016	181,000	183,561
Ally Master Owner Trust Series 2012-1 Class A1 ±	1.00	2-15-2017	195,000	196,488
Ally Master Owner Trust Series 2012-3 Class A1 ±	0.90	6-15-2017	148,000	148,925
American Express Credit Account Master Trust Series 2009-2 Class A ±	1.45	3-15-2017	110,000	111,809
American Express Credit Account Master Trust Series 2010-1 Class A ±	0.45	11-16-2015	251,000	251,025
American Express Credit Account Master Trust Series 2012-4 Class A ±	0.44	5-15-2020	330,000	329,397
American Express Issuance Trust II Series 2013-1 Class A ±	0.48	2-15-2019	349,000	349,000
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A2	0.49	4-8-2016	125,976	126,017
AmeriCredit Automobile Receivables Trust Series 2012-4 Class A3	0.67	6-8-2017	102,000	102,140
Bank of America Credit Card Trust Series 2007-A6 Class A6 ±	0.26	9-15-2016	499,000	499,108
Capital Auto Receivables Asset Trust Series 2013-1 Class A3	0.79	6-20-2017	225,000	225,318
Capital Auto Receivables Asset Trust Series 2013-1 Class A4	0.97	1-22-2018	90,000	90,120
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3	5.05	2-15-2016	100,000	100,224
Chase Issuance Trust Series 2008-A13 Class A13 ±	1.78	9-15-2015	275,000	276,970
Chase Issuance Trust Series 2011-A2 Class A2 ±	0.29	5-15-2015	637,000	637,051
Chase Issuance Trust Series 2012-A1 Class A1 ±	0.30	5-16-2016	203,000	203,052
Chase Issuance Trust Series 2012-A6 Class A ±	0.33	8-15-2017	909,000	909,276
Chase Issuance Trust Series 2012-A8 Class A8	0.54	10-16-2017	111,000	110,827
Chase Issuance Trust Series 2012-A10 Class A10 ±	0.46	12-16-2019	104,000	104,000
Developers Diversified Realty Corporation Trust Series 2009-DDR1 Class A 144A	3.81	10-14-2022	126,949	131,693
Discover Card Master Trust I Series 2011-A1 Class A1 ±	0.55	8-15-2016	453,000	454,004
Ford Credit Auto Owner Trust Series 2012-B Class A2	0.57	1-15-2015	170,079	170,196
Ford Credit Auto Owner Trust Series 2013-1 Class A2 ±	0.58	1-15-2018	225,000	224,873
Ford Credit Floorplan Master Trust Series 2012-4 Class A2 ±	0.55	9-15-2016	360,000	360,694
GE Capital Credit Card Master Note Trust Series 2011-1 Class A ±	0.75	1-15-2017	100,000	100,415
Honda Auto Receivables Owner Trust Series 2010-2 Class A4	1.93	8-18-2016	60,000	60,293
Honda Auto Receivables Owner Trust Series 2010-3 Class A4	0.94	12-21-2016	230,000	230,500
Honda Auto Receivables Owner Trust Series 2012-3 Class A2	0.46	12-15-2014	90,000	90,052
Honda Auto Receivables Owner Trust Series 2013-1 Class A2	0.35	6-22-2015	300,000	299,924
MBNA Credit Card Master Trust Series 2003-A10 Class A10 ±	0.46	3-15-2016	109,000	109,156
MMCA Automobile Trust Series 2011-A Class A4 144A	2.02	10-17-2016	116,000	117,401
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.41	10-25-2033	293,000	282,865
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.38	3-23-2037	396,000	378,403
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.38	11-23-2022	381,767	380,856
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.38	10-26-2026	462,180	461,498

3

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Nelnet Student Loan Trust Series 2007-1 Class A3 ±	0.36%	5-27-2025	$153,000	$146,592
Nelnet Student Loan Trust Series 2007-2A Class A3L ±144A	0.63	3-25-2026	526,000	518,954
Nissan Auto Receivables Owner Trust Series 2012-B Class A2	0.39	4-15-2015	56,000	56,015
Santander Drive Auto Receivables Trust Series 2011-2 Class A3	1.29	2-16-2015	33,940	34,007
Santander Drive Auto Receivables Trust Series 2012-3 Class A2	0.83	4-15-2015	66,388	66,496
Santander Drive Auto Receivables Trust Series 2012-5 Class A2	0.57	12-15-2015	65,397	65,428
Santander Drive Auto Receivables Trust Series 2012-5 Class A3	0.83	12-15-2016	51,000	51,138
Santander Drive Auto Receivables Trust Series 2012-6 Class A3	0.62	7-15-2016	56,000	56,034
Santander Drive Auto Receivables Trust Series 2013-2 Class A3	0.70	9-15-2017	306,000	305,863
SLM Student Loan Trust Series 2004-5A Class A5 ±144A	0.90	10-25-2023	251,000	252,899
SLM Student Loan Trust Series 2004-8A Class A5 ±144A	0.80	4-25-2024	515,000	517,159
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.50	7-27-2026	100,000	99,568
SLM Student Loan Trust Series 2005-9 Class A4 ±	0.40	1-25-2023	46,105	46,111
SLM Student Loan Trust Series 2006-6 Class A2 ±	0.38	10-25-2022	91,649	91,552
SLM Student Loan Trust Series 2007-2 Class A2 ±	0.30	7-25-2017	79,342	79,235
SLM Student Loan Trust Series 2007-4 Class A3 ±	0.36	1-25-2022	339,834	339,108
SLM Student Loan Trust Series 2008-9 Class A ±	1.80	4-25-2023	220,165	229,042
SLM Student Loan Trust Series 2010-1 Class A ±	0.60	3-25-2025	114,542	114,864
SLM Student Loan Trust Series 2011-C Class A1 ±144A	1.60	12-15-2023	266,150	269,412
SLM Student Loan Trust Series 2012-6 Class B ±	1.20	4-27-2043	100,000	91,282
SLM Student Loan Trust Series 2012-A Class A1 ±144A	1.60	8-15-2025	269,540	273,668
SLM Student Loan Trust Series 2012-B Class A1 ±144A	1.30	12-15-2021	247,943	249,933
SLM Student Loan Trust Series 2012-C Class A1 ±144A	1.30	8-15-2023	214,378	216,456
SLM Student Loan Trust Series 2012-E Class A1 ±144A	0.95	10-16-2023	290,809	292,191
SLM Student Loan Trust Series 2012-E Class A2 ±144A	1.95	6-15-2045	233,000	239,430
SLM Student Loan Trust Series 2013-1 Class A2 ±	0.45	9-25-2019	100,000	99,935
SLM Student Loan Trust Series 2013-1 Class B ±	2.00	11-25-2043	100,000	96,384
SLM Student Loan Trust Series 2013-A Class A1 ±144A	0.80	8-15-2022	212,000	211,999
SLM Student Loan Trust Series 2013-A Class A2A 144A	1.77	5-17-2027	100,000	100,035
SMS Student Loan Trust Series 2000-A Class A2 ±	0.49	10-28-2028	90,733	90,523
SMS Student Loan Trust Series 2000-B Class A2 ±	0.50	4-28-2029	88,015	87,876
Toyota Auto Receivables Owner Trust Series 2012-A Class A2	0.57	10-15-2014	108,496	108,596
Volkswagen Auto Loan Enhanced Trust Series 2012-2 Class A2	0.33	7-20-2015	92,000	91,962
Total Asset-Backed Securities (Cost $15,324,544)				15,403,189

Corporate Bonds and Notes : 18.00%
Consumer Discretionary : 1.43%
Automobiles : 0.67%
Daimler Finance North America LLC 144A	1.30	7-31-2015	215,000	216,448
Daimler Finance North America LLC 144A	1.88	9-15-2014	245,000	248,590
Daimler Finance North America LLC 144A	1.88	1-11-2018	150,000	151,231
				616,269

Diversified Consumer Services : 0.08%
University of Pennsylvania	4.67	9-1-2112	70,000	74,650

Household Durables : 0.12%
Mohawk Industries Incorporated	3.85	2-1-2023	110,000	111,907

Media : 0.56%
DIRECTV Holdings LLC	3.80	3-15-2022	70,000	71,601
Discovery Communications Incorporated	4.88	4-1-2043	105,000	107,610
NBCUniversal Enterprise Company 144A	1.97	4-15-2019	100,000	100,334
NBCUniversal Media LLC	4.45	1-15-2043	79,000	78,108
Omnicom Group Incorporated	3.63	5-1-2022	40,000	40,917
Time Warner Cable Incorporated	4.00	9-1-2021	45,000	48,046
Time Warner Cable Incorporated	4.50	9-15-2042	75,000	68,294
				514,910

4

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Staples : 1.40%
Beverages : 0.57%
Anheuser-Busch InBev Worldwide Incorporated	1.38%	7-15-2017	$189,000	$190,653
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	70,000	92,033
PepsiCo Incorporated	1.25	8-13-2017	181,000	181,652
The Coca-Cola Company	1.15	4-1-2018	60,000	60,101
				524,439

Food & Staples Retailing : 0.07%
Wal-Mart Stores Incorporated	5.63	4-15-2041	55,000	68,910

Food Products : 0.53%
ConAgra Foods Incorporated	1.30	1-25-2016	75,000	75,599
ConAgra Foods Incorporated	1.90	1-25-2018	55,000	55,569
ConAgra Foods Incorporated	3.20	1-25-2023	91,000	90,769
Kraft Foods Group Incorporated	6.50	2-9-2040	100,000	128,399
Tyson Foods Incorporated	4.50	6-15-2022	130,000	141,456
				491,792

Personal Products : 0.08%
Avon Products Incorporated	4.60	3-15-2020	35,000	36,385
Avon Products Incorporated	5.00	3-15-2023	35,000	35,938
				72,323

Tobacco : 0.15%
Philip Morris International Incorporated	2.63	3-6-2023	80,000	78,725
Philip Morris International Incorporated	4.13	3-4-2043	65,000	62,891
				141,616

Energy : 1.57%
Oil, Gas & Consumable Fuels : 1.57%
Apache Corporation	4.25	1-15-2044	34,000	32,321
DCP Midstream Operating Company	2.50	12-1-2017	160,000	162,504
DCP Midstream Operating Company	3.88	3-15-2023	90,000	90,553
DCP Midstream Operating Company	4.95	4-1-2022	134,000	146,394
El Paso Pipeline Partners Operating LLC	4.10	11-15-2015	105,000	112,690
Energen Corporation	4.63	9-1-2021	110,000	113,438
Energy Transfer Partners LP	3.60	2-1-2023	75,000	74,689
Energy Transfer Partners LP	5.15	2-1-2043	30,000	29,596
Energy Transfer Partners LP	6.50	2-1-2042	18,000	20,599
Enterprise Products Operation	4.85	3-15-2044	50,000	51,133
Kerr-McGee Corporation	6.95	7-1-2024	155,000	194,306
Kinder Morgan Energy Partners LP	5.00	8-15-2042	15,000	15,232
Kinder Morgan Energy Partners LP	5.00	3-1-2043	90,000	91,545
Marathon Petroleum Corporation	6.50	3-1-2041	47,000	58,530
MidAmerican Energy Holdings Company	6.50	9-15-2037	15,000	19,503
Murphy Oil Corporation	3.70	12-1-2022	130,000	126,387
Rowan Companies Incorporated	5.40	12-1-2042	54,000	54,004
Sunoco Logistics Partner LP	4.95	1-15-2043	20,000	19,634
Western Gas Partners	5.38	6-1-2021	30,000	33,952
				1,447,010

Financials : 8.80%
Capital Markets : 1.33%
Goldman Sachs Group Incorporated	2.38	1-22-2018	182,000	184,564
Goldman Sachs Group Incorporated	3.63	1-22-2023	71,000	71,552
Goldman Sachs Group Incorporated	6.15	4-1-2018	120,000	141,466

5

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
Goldman Sachs Group Incorporated	6.25%	2-1-2041	$25,000	$29,756
Goldman Sachs Group Incorporated	6.75	10-1-2037	45,000	50,496
Lazard Group LLC	6.85	6-15-2017	215,000	247,286
Lazard Group LLC	7.13	5-15-2015	150,000	165,929
Morgan Stanley	1.75	2-25-2016	164,000	165,291
Morgan Stanley	3.75	2-25-2023	45,000	45,519
Morgan Stanley	5.50	7-28-2021	115,000	131,918
				1,233,777

Commercial Banks : 0.29%
HSBC USA Incorporated	2.38	2-13-2015	140,000	144,049
Inter-American Development Bank Series EMTN	3.88	10-28-2041	116,000	124,343
				268,392

Consumer Finance : 0.76%
American Express Credit Corporation	1.75	6-12-2015	230,000	235,010
Ford Motor Credit Company LLC	2.75	5-15-2015	230,000	234,776
Ford Motor Credit Company LLC	5.88	8-2-2021	200,000	228,924
				698,710

Diversified Financial Services : 2.98%
Bank of America Corporation	1.50	10-9-2015	360,000	361,189
Bank of America Corporation	2.00	1-11-2018	460,000	458,019
Bank of America Corporation	3.30	1-11-2023	140,000	138,151
Bank of America Corporation	5.88	1-5-2021	45,000	53,173
Bank of America Corporation	6.00	9-1-2017	125,000	145,176
Citigroup Incorporated	2.65	3-2-2015	74,000	76,044
Citigroup Incorporated	4.45	1-10-2017	156,000	171,806
Citigroup Incorporated	4.50	1-14-2022	58,000	64,528
Citigroup Incorporated	5.88	1-30-2042	25,000	29,838
General Electric Capital Corporation	1.63	7-2-2015	145,000	147,509
General Electric Capital Corporation	3.10	1-9-2023	223,000	220,950
General Electric Capital Corporation	5.88	1-14-2038	70,000	81,744
General Electric Capital Corporation	6.88	1-10-2039	50,000	65,610
JPMorgan Chase & Company	5.40	1-6-2042	24,000	27,595
JPMorgan Chase & Company	6.00	10-1-2017	255,000	300,498
Murray Street Investment Trust I	4.65	3-9-2017	373,000	408,022
				2,749,852

Insurance : 1.64%
ACE INA Holdings Company	2.70	3-13-2023	245,000	243,938
ACE INA Holdings Company	4.15	3-13-2043	30,000	30,262
American International Group Incorporated	4.88	6-1-2022	91,000	103,017
American International Group Incorporated	6.40	12-15-2020	70,000	86,740
Assurant Incorporated	2.50	3-15-2018	155,000	153,964
Assurant Incorporated	4.00	3-15-2023	80,000	78,966
Berkshire Hathaway Financial Incorporated	1.55	2-9-2018	160,000	162,062
Berkshire Hathaway Financial Incorporated	3.00	5-15-2022	25,000	25,501
Berkshire Hathaway Financial Incorporated	3.00	2-11-2023	100,000	101,537
Berkshire Hathaway Financial Incorporated	4.50	2-11-2043	35,000	35,350
Liberty Mutual Group Incorporated 144A	6.50	5-1-2042	61,000	69,613
Markel Corporation	3.63	3-30-2023	45,000	45,205
Markel Corporation	4.90	7-1-2022	65,000	72,229
Markel Corporation	5.00	3-30-2043	40,000	40,065
MetLife Incorporated	4.13	8-13-2042	36,000	33,760
Pacific LifeCorp 144A	5.13	1-30-2043	70,000	67,974
Prudential Financial Incorporated ±	5.20	3-15-2044	75,000	75,320
Prudential Financial Incorporated	5.63	5-12-2041	30,000	34,206

6

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
WR Berkley Corporation	4.63%	3-15-2022	$56,000	$60,804
				1,520,513

REITs : 1.80%
American Campus Communities Incorporated %%	3.75	4-15-2023	105,000	105,687
American Tower Corporation	3.50	1-31-2023	96,000	95,284
American Tower Corporation	4.50	1-15-2018	145,000	159,540
American Tower Corporation	5.05	9-1-2020	43,000	47,761
Boston Properties LP	3.85	2-1-2023	115,000	121,611
DDR Corporation	4.63	7-15-2022	105,000	113,657
Equity One Incorporated	3.75	11-15-2022	46,000	45,888
Federal Realty Investment Trust	3.00	8-1-2022	50,000	49,397
HCP Incorporated	2.63	2-1-2020	45,000	45,312
HCP Incorporated	3.75	2-1-2019	160,000	172,558
HCP Incorporated	5.65	12-15-2013	150,000	155,178
Simon Property Group LP 144A	1.50	2-1-2018	218,000	217,340
Ventas Realty LP	2.00	2-15-2018	100,000	100,612
Ventas Realty LP	2.70	4-1-2020	130,000	130,536
Ventas Realty LP	3.25	8-15-2022	100,000	99,609
				1,659,970

Health Care : 1.48%
Biotechnology : 0.40%
Amgen Incorporated	5.38	5-15-2043	165,000	183,866
Celgene Corporation	3.25	8-15-2022	182,000	184,200
				368,066

Health Care Equipment & Supplies : 0.11%
St. Jude Medical Incorporated %%	3.25	4-15-2023	105,000	105,527

Health Care Providers & Services : 0.27%
Express Scripts Holding Company	2.10	2-12-2015	150,000	153,236
WellPoint Incorporated	3.13	5-15-2022	47,000	47,352
WellPoint Incorporated	4.63	5-15-2042	45,000	45,257
				245,845

Pharmaceuticals : 0.70%
AbbVie Incorporated 144A	1.20	11-6-2015	240,000	241,865
AbbVie Incorporated 144A	2.00	11-6-2018	115,000	116,432
Teva Pharmaceutical Finance Investment LLC	2.25	3-18-2020	63,000	63,368
Watson Pharmaceuticals Incorporated	1.88	10-1-2017	28,000	28,339
Zoetis Incorporated 144A	1.88	2-1-2018	70,000	70,484
Zoetis Incorporated 144A	3.25	2-1-2023	78,000	79,157
Zoetis Incorporated 144A	4.70	2-1-2043	46,000	47,040
				646,685

Industrials : 0.60%
Building Products : 0.07%
Owens Corning Incorporated	4.20	12-15-2022	68,000	69,595

Electrical Equipment : 0.29%
Eaton Corporation 144A	0.95	11-2-2015	125,000	125,587
Eaton Corporation 144A	2.75	11-2-2022	105,000	104,473
Eaton Corporation 144A	4.00	11-2-2032	35,000	35,004
				265,064

7

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Road & Rail : 0.24%
ERAC USA Finance LLC 144A	3.30%	10-15-2022	$35,000	$35,285
ERAC USA Finance LLC 144A	5.63	3-15-2042	107,000	119,483
Penske Truck Leasing Company LP 144A	2.88	7-17-2018	62,000	63,252
				218,020

Information Technology : 0.37%
IT Services : 0.20%
IBM Corporation	1.25	2-8-2018	180,000	180,888

Semiconductors & Semiconductor Equipment : 0.17%
Intel Corporation	2.70	12-15-2022	60,000	59,492
Intel Corporation	4.00	12-15-2032	100,000	98,932
				158,424

Materials : 0.07%
Chemicals : 0.07%
Dow Chemical Company	5.25	11-15-2041	65,000	69,600

Telecommunication Services : 0.58%
Diversified Telecommunication Services : 0.58%
AT&T Incorporated	0.80	12-1-2015	225,000	224,551
AT&T Incorporated	1.60	2-15-2017	140,000	141,764
AT&T Incorporated	2.63	12-1-2022	65,000	62,808
AT&T Incorporated 144A	4.30	12-15-2042	120,000	112,005
				541,128

Utilities : 1.70%
Electric Utilities : 1.29%
Alabama Power Company	3.85	12-1-2042	25,000	24,061
Ameren Corporation	2.70	9-1-2022	138,000	139,144
Ameren Corporation	8.88	5-15-2014	108,000	116,613
American Electric Power Company	1.65	12-15-2017	135,000	135,517
Duke Energy Indiana Incorporated	1.63	8-15-2017	70,000	70,650
Duke Energy Indiana Incorporated	4.20	3-15-2042	93,000	94,423
Georgia Power Company	4.30	3-15-2043	70,000	70,363
Niagara Mohawk Power Incorporated 144A	4.12	11-28-2042	55,000	53,708
Potomac Electric Power	4.15	3-15-2043	45,000	46,021
PPL Capital Funding Incorporated	3.50	12-1-2022	100,000	100,812
Progress Energy Incorporated	3.15	4-1-2022	49,000	49,964
Progress Energy Incorporated	4.10	5-15-2042	55,000	55,007
Public Service Colorado	3.95	3-15-2043	60,000	60,326
Southwestern Electric Power Company	3.55	2-15-2022	95,000	99,039
Westar Energy Incorporated	4.10	4-1-2043	80,000	81,489
				1,197,137

Gas Utilities : 0.09%
ONEOK Partners LP	2.00	10-1-2017	85,000	85,933

Multi-Utilities : 0.32%
CMS Energy Corporation	2.75	5-15-2014	65,000	66,080
Cons Edison Company of New York	3.95	3-1-2043	70,000	69,161
Dominion Resources Incorporated	8.88	1-15-2019	115,000	156,578
				291,819

8

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Total Corporate Bonds and Notes (Cost $16,249,882)				$16,638,771
Municipal Obligations : 1.13%
California : 0.27%
California Build America Bonds (Miscellaneous Revenue)	7.60%	11-1-2040	$80,000	116,798
Los Angeles CA Community College District Build America Bonds (GO)	6.75	8-1-2049	95,000	135,922
				252,720

Illinois : 0.19%
Illinois Finance Authority (Tax Revenue)	5.37	3-1-2017	55,000	61,605
Illinois Finance Authority (Tax Revenue)	5.67	3-1-2018	50,000	57,170
Illinois Finance Authority (Tax Revenue)	5.88	3-1-2019	50,000	57,541
				176,316

Nevada : 0.15%
Clark County NV Airport Authority (Airport Revenue)	6.82	7-1-2045	95,000	133,144

New Jersey : 0.18%
New Jersey Turnpike Authority (Transportation Revenue)	7.10	1-1-2041	119,000	169,250

New York : 0.14%
Port Authority of New York and New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	125,000	124,875

Ohio : 0.04%
Ohio State University Taxable Series A (Education Revenue)	4.80	6-1-2111	35,000	37,302

Texas : 0.16%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	108,000	146,739

Total Municipal Obligations (Cost $849,567)				1,040,346

Non-Agency Mortgage Backed Securities : 6.34%
Bank of America Commercial Mortgage Trust Series 2004-6 Class A3	4.51	12-10-2042	9,657	9,736
Bank of America Commercial Mortgage Trust Series 2006-1 Class A4 ±	5.37	9-10-2045	92,000	101,944
Bank of America Commercial Mortgage Trust Series 2006-6 Class A4	5.36	10-10-2045	122,000	137,502
Bank of America Commercial Mortgage Trust Series 2007-1 Class A4	5.45	1-15-2049	163,000	185,061
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A	4.95	2-11-2041	5,033	5,072
CFCRE Commercial Mortgage Trust Series 2011-C1 Series A4 ±144A	4.96	4-15-2044	100,000	115,914
Citigroup Commercial Mortgage Trust Series 2005-C3 Class A4	4.86	5-15-2043	115,000	122,485
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4 ±	5.70	12-10-2049	49,000	57,060
Citigroup Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 ±	5.22	7-15-2044	102,000	111,537
Commercial Mortgage Trust Pass-Through Certificate Series 2012-CR2 Class ASB	2.75	8-15-2045	115,000	119,289
Commercial Mortgage Trust Pass-Through Certificate Series 2012-LC4 Class A4	3.29	12-10-2044	46,000	48,433
Commercial Mortgage Trust Pass-Through Certificate Series 2013-LC6 Class ASB	2.48	1-10-2046	67,000	68,045
Credit Suisse First Boston Mortgage Securities Corporation Series 2004-C5 Class A4	4.83	11-15-2037	23,000	24,259
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A3	4.81	2-15-2038	33,486	34,082
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C2 Class A4	4.83	4-15-2037	157,000	166,483
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C5 Class A4 ±	5.10	8-15-2038	90,000	97,104

9

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C4 Class A3	5.47%	9-15-2039	$40,412	$45,279
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12-15-2039	258,000	288,956
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	103,000	117,430
GMAC Commercial Mortgage Securities Incorporated Series 2006-C1 Class AM ±	5.29	11-10-2045	88,000	95,271
Greenwich Capital Commercial Funding Corporation Series 2004-GG1 Class A7 ±	5.32	6-10-2036	72,856	74,900
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5 ±	5.22	4-10-2037	276,000	301,227
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	259,048	292,143
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	7-15-2041	256,000	267,965
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB17 Class A4	5.43	12-12-2043	439,000	491,561
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2	5.13	5-15-2047	28,022	29,423
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-CB19 Class A4 ±	5.71	2-12-2049	111,000	128,036
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-2032	80,250	85,684
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-C8 Class ASB	2.38	10-15-2045	80,000	81,596
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C10 Class ASB	2.70	12-15-2047	184,000	188,584
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C7 Class A5	4.63	10-15-2029	12,997	13,157
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C8 Class A6 ±	4.80	12-15-2029	19,088	19,947
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A3 ±	5.85	7-15-2044	53,000	55,114
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C7 Class A3 ±	5.87	9-15-2045	240,000	276,333
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A ±	4.95	7-12-2038	76,000	79,271
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A4 ±	5.05	7-12-2038	65,000	70,650
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6 ±	5.27	11-12-2037	46,000	50,218
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4 ±	5.85	6-12-2050	123,000	142,123
Morgan Stanley Bank Trust Series 2012-C5 Class A3	2.83	8-15-2045	90,000	93,028
Morgan Stanley Bank Trust Series 2012-C6 Class A3	2.51	11-15-2045	162,000	164,315
Morgan Stanley Bank Trust Series 2013-C7 Class AAB	2.47	2-15-2046	69,000	69,971
Morgan Stanley Capital I Trust Series 2004-HQ4 Class A7	4.97	4-14-2040	88,000	91,667
Morgan Stanley Capital I Trust Series 2005-HQ6 Class A4	4.99	8-13-2042	25,000	26,911
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class A4	6.39	7-15-2033	2,173	2,174
Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S ±	0.31	2-25-2047	11,293	10,307
Motel 6 Trust Series 2012-MTL6 Class A2 144A	1.95	10-5-2025	191,000	191,507
Sequoia Mortgage Trust Series 2010-H1 Class A1 ±	3.75	2-25-2040	8,698	8,770
Sequoia Mortgage Trust Series 2011-1 Class A1 ±	4.13	2-25-2041	12,314	12,390
UBS Barclays Commercial Mortgage Trust Series 2012—C3 Class A3	2.73	8-10-2049	96,000	98,586
UBS Barclays Commercial Mortgage Trust Series 2012-C4 Class AAB	2.46	12-10-2045	230,000	233,543
UBS Barclays Commercial Mortgage Trust Series 2013-C5 Class A4	3.18	3-10-2046	92,000	94,435
UBS Commercial Mortgage Trust Series 2005-C3 Class A	4.79	7-15-2040	148,000	159,573
Total Non-Agency Mortgage Backed Securities (Cost $5,778,360)				5,856,051

U.S. Treasury Securities : 19.20%
U.S. Treasury Bond	2.75	11-15-2042	245,000	227,582
U.S. Treasury Bond	3.13	11-15-2041	412,000	415,283
U.S. Treasury Bond	3.13	2-15-2043	27,000	27,110
U.S. Treasury Bond	4.38	5-15-2041	25,000	31,422
U.S. Treasury Bond	4.50	5-15-2038	444,000	566,516
U.S. Treasury Note	0.13	12-31-2014	171,000	170,706
U.S. Treasury Note	0.25	4-30-2014	2,360,000	2,361,751
U.S. Treasury Note ##	0.25	1-31-2015	2,141,000	2,141,501

10

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note ##	0.25%	2-28-2015	$1,301,000	$1,301,101
U.S. Treasury Note ##	0.25	3-31-2015	1,264,000	1,264,198
U.S. Treasury Note	0.25	10-15-2015	842,000	840,685
U.S. Treasury Note	0.38	4-15-2015	2,153,000	2,157,711
U.S. Treasury Note	0.38	6-15-2015	735,000	736,493
U.S. Treasury Note	0.38	3-15-2016	1,531,000	1,532,076
U.S. Treasury Note	0.75	2-28-2018	400,000	400,094
U.S. Treasury Note	1.38	11-30-2015	1,046,000	1,075,010
U.S. Treasury Note	1.75	3-31-2014	627,000	636,797
U.S. Treasury Note	2.00	2-15-2023	443,000	448,953
U.S. Treasury Note	2.75	11-30-2016	1,306,000	1,412,929
Total U.S. Treasury Securities (Cost $17,752,589)				17,747,918

Yankee Corporate Bonds and Notes : 5.40%
Consumer Discretionary : 0.20%
Media : 0.02%
WPP Finance 2010 Company	5.13	9-7-2042	22,000	21,690

Textiles, Apparel & Luxury Goods : 0.18%
LVMH Moet Hennessy Louis 144A	1.63	6-29-2017	163,000	164,941

Energy : 1.36%
Oil, Gas & Consumable Fuels : 1.36%
APT Pipelines Limited 144A	3.88	10-11-2022	52,000	51,720
BP Capital Markets plc	2.50	11-6-2022	90,000	87,667
Canadian Oil Sands Trust Limited 144A	4.50	4-1-2022	60,000	64,740
Canadian Oil Sands Trust Limited 144A	6.00	4-1-2042	104,000	118,627
Husky Energy Incorporated	7.25	12-15-2019	37,000	47,686
Petrobras International Finance Company	2.88	2-6-2015	95,000	96,978
Petrobras International Finance Company	3.50	2-6-2017	240,000	247,887
Petroleos Mexicanos Company 144A	5.50	6-27-2044	70,000	72,205
Statoil ASA	1.20	1-17-2018	146,000	146,576
Talisman Energy Incorporated	7.75	6-1-2019	75,000	95,117
Total Capital Canada Limited	1.45	1-15-2018	115,000	116,091
Transocean Incorporated	6.38	12-15-2021	100,000	116,499
				1,261,793

Financials : 2.31%
Commercial Banks : 2.04%
Banco Santander SA 144A	4.13	11-9-2022	150,000	150,750
Commonwealth Bank Australia 144A	0.75	1-15-2016	250,000	249,771
HSBC Holdings plc	4.00	3-30-2022	70,000	75,366
Rabobank Nederland NV	3.88	2-8-2022	95,000	100,279
Royal Bank of Scotland Group plc	2.55	9-18-2015	192,000	197,335
Royal Bank of Scotland Group plc	6.13	12-15-2022	100,000	103,498
Skandinaviska Enskilda 144A	1.75	3-19-2018	250,000	249,993
Svenska Handelsbanken AB	1.63	3-21-2018	250,000	249,406
Swedbank AB 144A	1.75	3-12-2018	255,000	254,115
Swedbank Hypotek AB 144A	1.38	3-28-2018	250,000	250,000
				1,880,513

Thrifts & Mortgage Finance : 0.27%
Stadshypotek AB 144A	1.88	10-2-2019	250,000	250,878

11

Portfolio of investments — March 31, 2013 (unaudited)	Wells Fargo Advantage VT Total Return Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
Health Care : 0.09%
Pharmaceuticals : 0.09%
Teva Pharmaceutical Finance BV		2.95%	12-18-2022	$82,000	$82,274

Materials : 0.53%
Metals & Mining : 0.53%
Goldcorp Incorporated		3.70	3-15-2023	115,000	115,571
Vale SA		5.63	9-11-2042	69,000	68,370
Xstrata Finance Canada 144A		1.80	10-23-2015	206,000	208,341
Xstrata Finance Canada 144A		4.00	10-25-2022	94,000	94,742
					487,024

Telecommunication Services : 0.86%
Wireless Telecommunication Services : 0.86%
America Movil SAB de CV		3.13	7-16-2022	235,000	230,618
Rogers Communications Incorporated		3.00	3-15-2023	70,000	70,299
Vodafone Group plc		0.90	2-19-2016	225,000	224,484
Vodafone Group plc		1.50	2-19-2018	230,000	229,514
Vodafone Group plc		4.38	2-19-2043	45,000	43,018
					797,933

Utilities : 0.05%
Electric Utilities : 0.05%
Electricite de France SA 144A		4.60	1-27-2020	40,000	44,534

Total Yankee Corporate Bonds and Notes (Cost $4,962,491)					4,991,580

Yankee Government Bonds : 1.15%
Province of Quebec		2.63	2-13-2023	230,000	231,035
Republic of Colombia		2.63	3-15-2023	220,000	211,200
Slovak Republic 144A		4.38	5-21-2022	375,000	395,693
United Mexican States		5.75	10-12-2049	204,000	223,788
Total Yankee Government Bonds (Cost $1,044,371)					1,061,716

		Yield		Shares
Short-Term Investments : 4.60%
Investment Companies : 4.60%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.13		4,249,013	4,249,013
Total Short-Term Investments (Cost $4,249,013)					4,249,013

Total investments in securities (Cost $99,434,347)*	108.92%				100,660,506
Other assets and liabilities, net	(8.92)				(8,240,086)

Total net assets	100.00%				$92,420,420

%% Security issued on a when-issued basis.
± Variable rate investment. The rate shown is the rate in effect at period end.
(a) Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

12

Wells Fargo Advantage VT Total Return Bond Fund	Portfolio of investments — March 31, 2013 (unaudited)

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
##	All or a portion of this security has been segregated for when-issued securities.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $99,685,342 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,418,013
Gross unrealized depreciation	(442,849)

Net unrealized appreciation	$975,164

13

Wells Fargo Advantage VT Total Return Bond Fund (the “Fund”)

Notes to Portfolio of Investments – March 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TBA sale commitments

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2013, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$33,671,922	$0	$33,671,922
Asset-backed securities	0	15,403,189	0	15,403,189
Corporate bonds and notes	0	16,638,771	0	16,638,771
Municipal obligations	0	1,040,346	0	1,040,346
Non-agency mortgage-backed securities	0	5,856,051	0	5,856,051
U.S. Treasury securities	17,747,918	0	0	17,747,918
Yankee corporate bonds and notes	0	4,991,580	0	4,991,580
Yankee government bonds	0	1,061,716	0	1,061,716
Short-term investments
Investment companies	4,249,013	0	0	4,249,013

	$21,996,931	$78,663,575	$0	$100,660,506

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended March 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch President

Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch President

Date:	May 22, 2013

By:	/s/ Jeremy DePalma
Jeremy DePalma Treasurer

Date:	May 22, 2013